united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/17

Item 1. Reports to Stockholders.

Annual Report

December 31, 2017

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

End of Year 2017 Market Commentary

“2017 Saw a Remarkably Smooth Ride to Strong Portfolio Returns”

Quarterly returns for each of the TOPS portfolios were once again positive in Q4, ranging from +1.7% to +5.5%. Every TOPS portfolio reported a positive total return each quarter of 2017 as calendar year market results exceeded consensus expectations. Although all asset classes we utilize showed positive results, it was a “risk-on” year, so TOPS portfolio returns were higher as allocations to equities increased. For the year, TOPS Conservative returns were above 7% and each of the other TOPS portfolios reported double-digit returns, capped by TOPS Aggressive Growth at +20.7%. As we noted all year in these Commentaries, the steady advance of stock markets and modestly positive bond market returns resulted in a favorable environment for the well-diversified TOPS portfolios.

As usual, we will begin by discussing financial market results and will then shift to addressing topics that may prove important to TOPS portfolio strategies in 2018, including:

1)	The impact of the recently-passed Tax Reform legislation

2)	The rationale for our sale of the PowerShares Senior Loan Portfolio (BKLN) ETF

3)	Our thoughts on potential keys to investment returns in 2018

Fourth Quarter and Full Year Market Review

Every major index we follow, whether representing stocks, bonds or commodities recorded a positive return for the fourth quarter. That is one statement we do not mind repeating in our quarterly Market Commentaries, because we feel the diversified TOPS portfolios are well-positioned to take advantage of broad advances.

For the fourth quarter, stock index leaders included S&P 500 Growth +6.8%, S&P 500 +6.6%, S&P 500 Value +6.3%, S&P 400 Mid-Cap +6.3%, S&P GSSI North American Natural Resources +5.9%, FTSE Emerging Markets +6.7%, and FTSE Small Cap International +6.0%. We closely follow several additional equity indexes, and each returned 4% or more, except for the U.S REIT index.

During Q4, the Federal Reserve began slowly unwinding its massive $4.4 trillion investment in bonds, raised its Fed Funds rate twice (to 1.25%-1.50%) and indicated at least two additional Fed Funds rate increases were likely in 2018. The yield on the US Treasury 10-year bond rose slightly from 2.33% in September to 2.40% during Q4. Nonetheless, the Barclay’s US Aggregate Bond index returned a positive 0.4% for the quarter and Barclay’s US TIPS index did slightly better at +1.3%. US investment grade and currency-hedged International bonds also outperformed the Aggregate.

Full year 2017 market returns were very good. As often happens from year to year, domestic stock index relative gains were ranked in the opposite order of the prior year. The S&P 500 total return was +21.8%, S&P MidCap +16.2% and S&P SmallCap +13.2%. The same pattern held between S&P 500 Value and Growth, as Growth returned a very strong +27.4% vs. Value at a still-above-average +15.3%. Clearly, investments in US stock indexes benefitted from rising earnings, optimistic investor sentiment and low perceived risks of rising inflation or an economic recession. The biggest winners were the large cap technology stocks such as the FAANG (Facebook, Apple, Amazon, Netflix and Google) which were favorites of “momentum” investors in 2017.

Entering 2017, the US Dollar (USD) was in a strong rising trend and the consensus expectation was for further gains. Instead, it declined steadily through August, rallied briefly and then slid to finish with a 9.9% loss for the full year. The USD strength had been largely based on the fact that the US economy was stronger than international economies and that the Fed was tighter than foreign central banks. This perspective shifted as international growth improved and central banks in Europe, the UK and Canada indicated they may be raising rates.

As we have noted, international equity valuations appeared relatively attractive versus US valuations entering 2017. Combined with USD weakness and better earnings growth, international stock index gains exceeded even the strong S&P 500 gains. FTSE Emerging Markets (EM) returned +31.5%, FTSE Small Cap International +29.9% and FTSE All World ex-US +27.1%. The strength in EM performance was predominantly due to improved commodity prices, the weak USD and a return to earnings growth. Despite this year’s strong performance, EM stocks continue to exhibit valuations below domestic stocks and longer term growth trends remain favorable.

The 2017 Barclay’s US Aggregate Bond Index return was 3.5% and 10-year US Treasury bond yields were essentially flat at 2.40% versus 2.45% at year end 2016. The continued search for yield and improving investor confidence in the global economy resulted in fixed income leadership from Emerging Markets local currency bonds with the JP Morgan Government Bond Index Emerging Markets Global Core at +14.7% and from both investment grade US corporates (iBoxx USD Liquid Invesetment Grade Index +7.3%) and the US High Yield sector (iBoxx USD Liquid High Yield Index +6.3%).

Impact of the Recently-passed Tax Reform Legislation

Congress passed a comprehensive tax reform bill in December which generally became effective on January 1, 2018. Tax rates were cut across the board, which is positive for all taxpayers, but the reform should help high income filers the most. According to Pew Research, in 2015, people making less than $50,000 accounted for 61.4% of all returns filed, but paid just 5.4% of all income taxes. People making greater than $200,000 per year accounted for 4.5% of tax filings, but paid 58.9% of all income taxes. Looking at these numbers from a mathematical perspective shows those who pay the most in taxes are likely to see the most benefit. As with all complicated legislation, people will receive benefits from certain changes, while possibly seeing disadvantages in other areas. We encourage you to talk to your tax professional for more information regarding the net benefit to your personal situation.

The larger immediate impact on the economy and markets comes from the long-overdue reduction in the corporate tax rate. Since 1993, the top US corporate tax rate has been one of the highest in the world at 35% which gave companies a strong financial incentive to move jobs, production and even corporate headquarters overseas. Now the tax rate is 21% and business investment expenses may be fully expensed rather than depreciating over a period of years. The consensus expectation is that these new incentives to invest and add jobs in the US will lead to greater capital spending and faster income growth. S&P 500 earnings per share should be boosted and we will monitor earnings estimate revisions and quarterly growth rates to see if this takes place.

Anticipation of the passage of tax reform was clearly a positive for investor, business and individual sentiment surveys in 2017 and was a factor in higher stock market valuations. We are optimistic that the reality of tax reform will be a positive for the stock market in 2018.

Rationale for the sale of the PowerShares Senior Loan Portfolio (BKLN) ETF

In early November we executed trades in the TOPS portfolios that eliminated exposure to PowerShares Senior Loan Portfolio (BKLN), an ETF that invests in senior floating rate notes. The bank loan cycle is following its normal course of loosened loan covenant provisions, which increases the risk of BKLN. As we have discussed in the past, BKLN benefitted from tightening credit spreads which fell to below-average levels relative to history as the yield on BKLN decreased significantly over time.

We replaced BKLN with positions that represent an increase in credit quality, a slight increase in duration, and modestly lower yield. While the primary rationale for this trade was to reduce interest rate and economic cycle risk in our most conservative portfolios, the expense ratio of BKLN was considerably higher than that of the replacement ETFs purchased: iShares Floating Rate Bond (FLOT), SPDR Portfolio Short Term Corporate Bond (SPSB) and iShares iBoxx Investment Grade Corporate Bond (LQD) which partially offsets the yield differential.

Potential keys to investment returns in 2018

Investors are enjoying low interest rates, synchronized global expansion, low inflation and low volatility across global financial markets. This overall environment has historically resulted in continued equity market advances and that is the consensus expectation as we enter 2018. We will be watching several factors that may be keys as to whether investors are once again pleasantly surprised by portfolio returns or whether worries about renewed price volatility and declines become realities.

Nearly every economic outlook we have read, from the Fed to Wall Street to independent forecasters reflect optimism about global GDP growth this year. They are not too worried about central bank actions and expect inflation to remain low. As noted earlier, the impact of US tax reform is expected to boost consumer incomes, business spending and corporate earnings. If these views prove correct, 2018 may be a Goldilocks year (not too hot, not too cold – just right) for not only the US economy but also for developed and emerging economies around the world. If not, disappointed investors may turn to taking some of their gains off the table.

We also must note investor complacency could be shaken if attention turns to the growth impact of negative factors such as the highly volatile global political environment, terrorism, extreme weather events, and above-average market valuations. Another wild card might be contagion if the air suddenly came out of the crypto currency bubble.

Portfolio Strategies

The TOPS strategy for managing globally diversified portfolios is focused on optimizing risk adjusted returns. Globally equities are at relatively high valuations, but stronger economies generally lead to stronger earnings which may continue to offset valuation concerns. The absence of inflation and the presence of high demand for fixed income should moderate any increase that develops in bond yields. As always, we are constantly analyzing the markets and economy for indications that changes to the TOPS portfolios are necessary. At this time, we believe the portfolios are appropriately structured for the current environment.

Summary of the Milliman Managed Risk Strategy™ (MMRS)

Equity markets were eerily calm as realized volatility remained exceptionally low during the first month of the year. For both the S&P 500 and MSCI Emerging Markets indices, there has been only one January over the past 30 years when volatility was lower than it was in January 2017. Similarly, there have only been two January’s in the history of the VIX volatility index (dating back to 1990) when the daily average was lower than it was this month. This low volatility meant that the TOPS Managed Risk Growth, Moderate and Balanced Portfolios maintained their maximum respective equity allocations throughout all of January.

Volatility in February was lower than it was in January across nearly every segment of the capital markets. Accordingly, TOPS Managed-Risk Growth, Moderate and Conservative Portfolios maintained their maximum respective equity allocations throughout the month.

Equity market volatility climbed in March from the lower end of its 12-month range. The increase, while large on a relative basis, was not sufficient to cause a reduction in the net equity allocation in any of TOPS Managed Risk Funds. Accordingly, TOPS Managed Risk Growth, Moderate and Balanced Funds all maintained their maximum respective equity allocations through the entire month.

Realized equity market volatility increased in April even as implied volatility declined. International developed-equity market volatility touched its year-to-date high, but nevertheless remained low by historical standards. After declining for several months, correlations between domestic and international equity markets edged higher in April. However, this was offset by a lower correlation between domestic stock and bond markets, helping to reduce volatility in a diversified portfolio. This ongoing low volatility meant that TOPS

Managed Risk Growth, Moderate and Balanced ETF portfolios all maintained their maximum respective equity allocations throughout April.

Apart from a brief modest increase in the middle of the month, global equity market volatility in May extended its low year-to-date trend. By way of context, year-to-date volatilities across U.S., developed and emerging equity markets have exhibited about two-thirds of their average volatilities during the five years prior to 2017. For the TOPS Managed Risk Growth, Moderate & Balanced ETF Portfolios, the low equity market volatility has again resulted in each fund maintaining its maximum respective equity allocation throughout the month, enabling them to participate in May’s strong global equity market returns.

The volatility levels of broad segments of the global equity market remained low in June, but reversed course. After pushing higher in May, the volatility of US and developed market equities edged lower in June, while emerging market equity volatility changed direction and trended steadily higher. At mid-month, the volatility of the S&P 500 touched its lowest point since February; looking back even further, the first six months of 2017 marked the lowest volatility the S&P 500 has exhibited during the first half of a calendar year in the last 50 years. June’s low volatility meant that the TOPS Managed Risk Growth, Moderate and Balanced ETF Portfolios all maintained their respective maximum equity allocations throughout the month.

The ongoing low volatility for 2017 continues to set new records. Prior to July 2017, the VIX had never closed below 10 more than four times in any calendar month. This month it closed below 10 for 10 consecutive days. In addition to the VIX’s implied volatility being low during July, realized volatility on the S&P 500 Index also remained muted, falling from its already low levels of the last four months. For the TOPS Managed Risk Growth, Moderate Growth and Balanced Portfolios, this low volatility resulted in each portfolio maintaining its maximum respective equity allocation through the entire month, enabling strong participation in July’s rising equity markets.

During August, equity market volatility was low, on average, but was itself volatile, finishing the month at its highest level since May. Higher volatility notwithstanding, asset diversification within each of TOPS Managed Risk Growth, Moderate and Conservative Portfolios helped to contain volatility and enabled all three portfolios to maintain their respective maximum equity allocations during the entire month.

Market volatility in September extended its historically low streak and capped off a record-setting quarter. The average daily level of the VIX since its January 2, 1990, start date was 19.5. The average level during 2017 was 11.4 and the average level during third quarter 2017 was 10.9. Prior to 2017, the VIX had never closed below 10 more than four times in any calendar year. In 2017, it accomplished that feat 24 times, 17 of which were during third quarter. The expectations of low volatility reflected in the VIX have also been realized in equity markets. This low volatility, along with the falling correlation between stocks and bonds, resulted in each of the TOPS Managed-Risk Growth, Moderate and Conservative Portfolios maintaining their maximum respective equity allocation through the entire month.

Equity markets were relatively stable during October, but volatility was up in September as the U.S. Federal Reserve (Fed) started to trim its balance sheet. The S&P 500 Index has risen for eight consecutive quarters, and it maintained its momentum during October, finishing the month at 2575, just six points shy of its all-time high.

As the Fed reduced $6 billion in U.S. Treasury bills and $4 billion in mortgage-backed securities (MBS) from its balance sheet, the 10-year U.S. Treasury yield trended higher to 2.4%. The Fed was the first central bank to announce an exit from its quantitative easing (QE) program, even as the European Central Bank (ECB) extended its bond-purchasing program to September 2018. The dollar pushed higher against other major currencies, which created some currency volatility.

Overall, October’s low equity-market volatility allowed TOPS Managed Risk Growth, Moderate Growth and Balanced ETF Portfolios to maintain their respective maximum equity allocations throughout the month.

Global equities pushed higher during November, with the MSCI All Country World Index notching its 13th consecutive month of positive returns. Market volatility also increased, but it stayed in an historically low range, as the eight-year-old bull market continued. The average daily level of the VIX was 10.5 in November, compared to 10.1 in October.

The bond market experienced significant volatility as the yield curve leveled off further to its flattest slope since 2007. The higher volatility was not enough to trigger allocation changes in any of TOPS Managed Risk Growth, Moderate and Balanced Portfolios, as each maintained its maximum respective equity allocation through the entire month.

The MSCI All Country World Index (ACWI) was up 1.6% in December, notching both its 14th consecutive month and full calendar year of positive returns for the first time in its 30-year history. With a standard deviation of 5.7%, the index also set a record for its lowest volatility in a calendar year, helping it to lock in its best risk-adjusted calendar-year return by a wide margin. In the face of such low volatility, all three of the TOPS Managed Risk Growth, Moderate and Balanced Portfolios again maintained their maximum respective equity allocation through the entire month, enabling a high level of participation in the market’s strong returns.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400® measures the mid-cap segment of the U.S.equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600® measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds, government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstanding face value.

The Barclays Capital U.S. Credit Bond Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

The Barclays Capital Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The PIMCO 0-5 Year High Yield Corporate Bond Index ETF tracks the BofA Merrill Lynch 0-5 Year US High Yield Constrained Index. The BofA Merrill Lynch 0-5 Year US High Yield Constrained Index is an unmanaged index comprised of US dollar denominated below investment grade corporate debt securities publicly issued in the US domestic market with remaining maturities of less than 5 years.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results.

3110-NLD-1/19/2018

TOPS® Aggressive Growth ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2017

The Portfolio’s performance figures* for the periods ended December 31, 2017 as compared to its benchmark:

		Five	Performance	Performance
	One	Year	Since Inception**	Since Inception***
	Year	(Annualized)	(Annualized)	(Annualized)
Aggressive Growth ETF Portfolio
Class 1	20.70%	11.42%	8.51%	N/A
Class 2	20.31%	11.02%	8.30%	N/A
Investor Class	18.78%	N/A	N/A	9.35%
S&P 500 Total Return Index ****	21.83%	15.79%	13.19%	12.44%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.36%, 0.61%, and 0.86%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2017	% of Net Assets
Equity Funds	97.6%
Other Assets and Liabilities/Cash & Cash Equivalents	2.4%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Balanced ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2017

The Portfolio’s performance figures* for the periods ended December 31, 2017 as compared to its benchmark:

		Five	Performance	Performance
	One	Year	Since Inception**	Since Inception***
	Year	(Annualized)	(Annualized)	(Annualized)
Balanced ETF Portfolio
Class 1	11.20%	6.04%	5.64%	N/A
Class 2	10.95%	5.68%	5.27%	N/A
Investor Class	10.13%	N/A	N/A	5.55%
S&P 500 Total Return Index ****	21.83%	15.79%	13.19%	12.44%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.41%, 0.66%, and 0.91%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2017	% of Net Assets
Equity Funds	49.7%
Debt Funds	47.7%
Other Assets and Liabilities/Cash & Cash Equivalents	2.6%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Conservative ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2017

The Portfolio’s performance figures* for the periods ended December 31, 2017 as compared to its benchmark:

		Five	Performance	Performance
	One	Year	Since Inception**	Since Inception***
	Year	(Annualized)	(Annualized)	(Annualized)
Conservative ETF Portfolio
Class 1	7.00%	3.68%	4.13%	N/A
Class 2	6.83%	3.40%	3.87%	N/A
Investor Class	6.44%	N/A	N/A	3.78%
S&P 500 Total Return Index ****	21.83%	15.79%	13.19%	12.44%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.44%, 0.69%, and 0.94%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2017	% of Net Assets
Debt Funds	68.0%
Equity Funds	30.0%
Other Assets and Liabilities/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Growth ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2017

The Portfolio’s performance figures* for the periods ended December 31, 2017 as compared to its benchmark:

		Five	Performance	Performance
	One	Year	Since Inception**	Since Inception***
	Year	(Annualized)	(Annualized)	(Annualized)
Growth ETF Portfolio
Class 1	18.24%	9.59%	8.95%	N/A
Class 2	17.94%	9.33%	8.60%	N/A
Investor Class	16.23%	N/A	N/A	8.19%
S&P 500 Total Return Index ****	21.83%	15.79%	13.19%	12.44%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.40%, 0.65%, and 0.90%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2017	% of Net Assets
Equity Funds	84.8%
Debt Funds	13.0%
Other Assets and Liabilities/Cash & Cash Equivalents	2.2%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2017

The Portfolio’s performance figures* for the periods ended December 31, 2017 as compared to its benchmark:

		Five	Performance	Performance
	One	Year	Since Inception**	Since Inception***
	Year	(Annualized)	(Annualized)	(Annualized)
Moderate Growth ETF Portfolio
Class 1	14.38%	7.62%	6.50%	N/A
Class 2	14.11%	7.33%	6.23%	N/A
Investor Class	12.31%	N/A	N/A	6.49%
S&P 500 Total Return Index ****	21.83%	15.79%	13.19%	12.44%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.41%, 0.66%, and 0.91%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2017	% of Net Assets
Equity Funds	64.9%
Debt Funds	32.9%
Other Assets and Liabilities/Cash & Cash Equivalents	2.2%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Managed Risk Balanced ETF Portfolio

Portfolio Review (Unaudited)

December 31, 2017

The Portfolio’s performance figures* for the periods ended December 31, 2017, as compared to its benchmark:

		Five
	One	Year	Annualized Since	Annualized Since	Since
	Year	(Annualized)	Inception (6/9/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Balanced ETF Portfolio
Class 1	10.90%	4.78%	4.79%	N/A	N/A
Class 2	10.58%	4.53%	4.53%	N/A	N/A
Class 3	10.58%	4.41%	N/A	4.59%	N/A
Class 4	10.24%	4.16%	N/A	4.13%	N/A
Investor Class	9.81%	N/A	N/A	N/A	3.94%
S&P 500 Total Return Index *****	21.83%	15.79%	14.17%	14.41%	12.44%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.61%, 0.86%, 0.96%, 1.21%, and 1.11% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2017	% of Net Assets
Equity Funds	45.0%
Debt Funds	43.2%
Other Assets/Cash & Cash Equivalents	11.8%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Managed Risk Growth ETF Portfolio

Portfolio Review (Unaudited)

December 31, 2017

The Portfolio’s performance figures* for the periods ended December 31, 2017, as compared to its benchmark:

		Five
	One	Year	Annualized Since	Annualized Since	Since
	Year	(Annualized)	Inception (4/26/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Growth ETF Portfolio
Class 1	17.97%	6.09%	4.87%	N/A	N/A
Class 2	17.66%	5.80%	4.61%	N/A	N/A
Class 3	17.45%	5.79%	N/A	5.46%	N/A
Class 4	17.33%	5.46%	N/A	5.40%	N/A
Investor Class	17.00%	N/A	N/A	N/A	4.83%
S&P 500 Total Return Index *****	21.83%	15.79%	13.19%	14.41%	12.44%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.59%, 0.84%, 0.94%, 1.19%, and 1.09% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2017	% of Net Assets
Equity Funds	76.5%
Debt Funds	11.7%
Other Assets/Cash & Cash Equivalents	11.8%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Managed Risk Moderate Growth ETF Portfolio

Portfolio Review (Unaudited)

December 31, 2017

The Portfolio’s performance figures* for the periods ended December 31, 2017, as compared to its benchmark:

		Five
	One	Year	Annualized Since	Annualized Since	Since
	Year	(Annualized)	Inception (6/9/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Moderate Growth ETF Portfolio
Class 1	14.18%	5.82%	5.48%	N/A	N/A
Class 2	13.85%	5.54%	5.25%	N/A	N/A
Class 3	13.83%	5.51%	N/A	5.33%	N/A
Class 4	13.53%	5.19%	N/A	5.13%	N/A
Investor Class	12.99%	N/A	N/A	N/A	4.34%
S&P 500 Total Return Index *****	21.83%	15.79%	14.17%	14.41%	12.44%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.60%, 0.85%, 0.95%, 1.20%, and 1.10% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class as of December 31, 2017	% of Net Assets
Equity Funds	58.5%
Debt Funds	29.7%
Other Assets/Cash & Cash Equivalents	11.8%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2017

Shares		Value

	EXCHANGE TRADED FUNDS - 97.6%
	EQUITY FUNDS - 97.6%
10,084	FlexShares Global Upstream Natural Resources Index Fund	$335,696
3,515	Guggenheim MSCI Global Timber ETF	111,777
7,036	iShares Core S&P 500 ETF	1,891,629
8,196	iShares Core S&P Mid-Cap ETF	1,555,437
18,767	iShares Core S&P Small-Cap ETF	1,441,493
5,819	iShares S&P 500 Growth ETF	888,969
7,795	iShares S&P 500 Value ETF	890,501
2,835	Vanguard FTSE All-World ex-US Small-Cap ETF	338,017
36,783	Vanguard FTSE All World ex-US ETF	2,012,766
20,281	Vanguard FTSE Emerging Markets ETF	931,101
3,713	Vanguard Global ex-U.S. Real Estate ETF	224,636
2,697	Vanguard REIT ETF	223,797
1,524	WisdomTree Emerging Markets SmallCap Dividend Fund	79,476
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,534,830)	10,925,295

	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUND - 2.3%
254,325	STIT - Government & Agency Portfolio, Institutional Class - 1.18% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $254,325)	254,325

	TOTAL INVESTMENTS - 99.9% (Cost - $9,789,155) (b)	$11,179,620
	OTHER ASSETS AND LIABILITIES - NET - 0.1%	14,693
	TOTAL NET ASSETS - 100.0%	$11,194,313

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $9,842,725 and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation:	$1,390,598
Unrealized depreciation:	(53,703)
Net unrealized appreciation:	$1,336,895

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2017

Shares		Value

	EXCHANGE TRADED FUNDS - 97.4%
	DEBT FUNDS - 47.7%
32,665	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$795,393
3,157	iShares 1-3 Year Treasury Bond ETF	264,714
8,686	iShares 3-7 Year Treasury Bond ETF	1,061,082
10,425	iShares Floating Rate Bond ETF	529,799
7,602	iShares iBoxx $ High Yield Corporate Bond ETF	663,351
7,641	iShares iBoxx $ Investment Grade Corporate Bond ETF	928,840
17,422	SPDR Portfolio Short Term Corporate Bond ETF	529,977
13,987	VanEck Vectors J.P. Morgan EM Local Currency Bond	265,473
5,050	Vanguard Mortgage-Backed Securities ETF	264,822
16,309	Vanguard Short-Term Inflation-Protected	796,205
4,870	Vanguard Total International Bond ETF	264,782
		6,364,438
	EQUITY FUNDS - 49.7%
3,996	FlexShares Global Upstream Natural Resources Index Fund	133,027
4,179	Guggenheim MSCI Global Timber ETF	132,892
4,422	iShares Core S&P 500 ETF	1,188,854
2,784	iShares Core S&P Mid-Cap ETF	528,348
6,870	iShares Core S&P Small-Cap ETF	527,685
1,727	iShares S&P 500 Growth ETF	263,834
8,102	iShares S&P 500 Value ETF	925,572
1,334	Vanguard Energy ETF	131,999
2,239	Vanguard FTSE All World ex-US Small-Cap ETF	266,956
19,423	Vanguard FTSE All-World ex-US ETF	1,062,827
11,639	Vanguard FTSE Emerging Markets ETF	534,346
6,599	Vanguard Global ex-U.S. Real Estate ETF	399,240
970	Vanguard Materials ETF	132,599
4,811	Vanguard REIT ETF	399,217
		6,627,396
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,230,958)	12,991,834

	SHORT-TERM INVESTMENTS - 4.3%
	MONEY MARKET FUND - 4.3%
575,281	STIT - Government & Agency Portfolio, Institutional Class - 1.18% (a)
	TOTAL SHORT TERM INVESTEMENTS (Cost - $575,281)	575,281

	TOTAL INVESTMENTS - 101.7% (Cost - $12,806,239) (b)	$13,567,115
	OTHER ASSETS AND LIABILITIES - NET - (1.7)%	(223,633)
	TOTAL NET ASSETS - 100.0%	$13,343,482

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2017

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $12,875,172 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$804,415
Unrealized depreciation:	(112,472)
Net unrealized appreciation:	$691,943

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2017

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 68.0%
28,025	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$682,409
7,115	iShares 1-3 Year Treasury Bond ETF	596,593
4,193	iShares 3-7 Year Treasury Bond ETF	512,217
10,060	iShares Floating Rate Bond ETF	511,249
4,229	iShares iBoxx $ Investment Grade Corporate Bond ETF	514,077
3,376	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	339,220
3,351	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	340,328
30,835	SPDR Portfolio Short Term Corporate Bond ETF	938,001
8,998	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	170,782
3,255	Vanguard Mortgage-Backed Securities ETF	170,692
13,983	Vanguard Short-Term Inflation-Protected Securities ETF	682,650
6,272	Vanguard Total International Bond ETF	341,009
		5,799,227
	EQUITY FUNDS - 30.0%
5,162	FlexShares Global Upstream Natural Resources Index Fund	171,843
1,898	iShares Core S&P 500 ETF	510,277
1,792	iShares Core S&P Mid-Cap ETF	340,086
2,209	iShares Core S&P Small-Cap ETF	169,673
1,113	iShares S&P 500 Growth ETF	170,033
2,978	iShares S&P 500 Value ETF	340,207
726	Vanguard FTSE All World ex-US Small-Cap ETF	86,561
7,831	Vanguard FTSE All-World ex-US ETF	428,512
2,843	Vanguard Global ex-U.S. Real Estate ETF	172,001
2,070	Vanguard REIT ETF	171,769
		2,560,962
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,144,209)	8,360,189

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
168,988	STIT - Government & Agency Portfolio, Institutional Class - 1.18% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $168,988)	168,988

	TOTAL INVESTMENTS - 100.0% (Cost - $8,313,197) (b)	$8,529,177
	OTHER ASSETS AND LIABILITIES - NET - 0.0%	820
	TOTAL NET ASSETS - 100.0%	$8,529,997

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $8,328,083 and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation:	$259,408
Unrealized depreciation:	(58,314)
Net unrealized appreciation:	$201,094

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2017

Shares		Value

	EXCHANGE TRADED FUNDS - 97.8%
	DEBT FUNDS - 13.0%
15,417	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$375,404
3,074	iShares 3-7 Year Treasury Bond ETF	375,520
8,627	iShares iBoxx $ High Yield Corporate Bond ETF	752,792
29,750	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	564,655
3,580	Vanguard Mortgage-Backed Securities ETF	187,735
3,845	Vanguard Short-Term Inflation-Protected Securities ETF	187,713
		2,443,819
	EQUITY FUNDS - 84.8%
22,704	FlexShares Global Upstream Natural Resources Index Fund	755,816
5,937	Guggenheim MSCI Global Timber ETF	188,797
9,762	iShares Core S&P 500 ETF	2,624,514
10,848	iShares Core S&P Mid-Cap ETF	2,058,733
24,317	iShares Core S&P Small-Cap ETF	1,867,789
7,350	iShares S&P 500 Growth ETF	1,122,860
11,489	iShares S&P 500 Value ETF	1,312,503
1,883	Vanguard Energy ETF	186,323
3,192	Vanguard FTSE All World ex-US Small-Cap ETF	380,582
58,540	Vanguard FTSE All-World ex-US ETF	3,203,309
22,655	Vanguard FTSE Emerging Markets ETF	1,040,091
9,394	Vanguard Global ex-U.S. Real Estate ETF	568,337
1,375	Vanguard Materials ETF	187,962
4,555	Vanguard REIT ETF	377,974
1,839	WisdomTree Emerging Markets SmallCap Dividend Fund	95,904
		15,971,494
	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,434,485)	18,415,313

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
388,967	STIT - Government & Agency Portfolio, Institutional Class - 1.18% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $388,967)	388,967

	TOTAL INVESTMENTS - 99.8% (Cost - $16,823,452) (b)	$18,804,280
	OTHER ASSETS AND LIABILITIES - NET - 0.2%	29,225
	TOTAL NET ASSETS - 100.0%	$18,833,505

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2017

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $16,911,787 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,994,797
Unrealized depreciation:	(102,304)
Net unrealized appreciation:	$1,892,493

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2017

Shares		Value

	EXCHANGE TRADED FUNDS - 97.8%
	DEBT FUNDS - 32.9%
25,130	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$611,916
4,859	iShares 1-3 Year Treasury Bond ETF	407,427
1,666	iShares 3-7 Year Treasury Bond ETF	203,519
11,709	iShares iBoxx $ High Yield Corporate Bond ETF	1,021,727
13,452	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,635,225
40,267	SPDR Portfolio Short Term Corporate Bond ETF	1,224,922
21,529	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	408,620
7,776	Vanguard Mortgage-Backed Securities ETF	407,773
12,546	Vanguard Short-Term Inflation-Protected Securities ETF	612,496
3,740	Vanguard Total International Bond ETF	203,344
		6,736,969
	EQUITY FUNDS - 64.9%
18,459	FlexShares Global Upstream Natural Resources Index Fund	614,500
6,435	Guggenheim MSCI Global Timber ETF	204,633
8,325	iShares Core S&P 500 ETF	2,238,176
8,576	iShares Core S&P Mid-Cap ETF	1,627,553
15,870	iShares Core S&P Small-Cap ETF	1,218,975
6,650	iShares S&P 500 Growth ETF	1,015,921
10,694	iShares S&P 500 Value ETF	1,221,683
2,051	Vanguard Energy ETF	202,946
3,460	Vanguard FTSE All World ex-US Small-Cap ETF	412,536
44,875	Vanguard FTSE All-World ex-US ETF	2,455,560
17,923	Vanguard FTSE Emerging Markets ETF	822,845
10,199	Vanguard Global ex-U.S. Real Estate ETF	617,040
1,492	Vanguard Materials ETF	203,956
4,938	Vanguard REIT ETF	409,755
		13,266,079
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,325,650)	20,003,048

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
458,679	STIT - Government & Agency Portfolio, Institutional Class - 1.18% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $458,679)	458,679

	TOTAL INVESTMENTS - 100.0% (Cost - $18,784,329) (b)	$20,461,727
	OTHER ASSETS AND LIABILITIES - NET - 0.0%	(9,609)
	TOTAL NET ASSETS - 100.0%	$20,452,118

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2017

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $18,884,313 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,713,518
Unrealized depreciation:	(136,104)
Net unrealized appreciation:	$1,577,414

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio

PORTFOLIO OF INVESTMENTS

December 31, 2017

Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 43.2%
1,378,035	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$33,555,152
133,286	iShares 1-3 Year Treasury Bond ETF	11,176,031
366,567	iShares 3-7 Year Treasury Bond ETF	44,779,825
439,719	iShares Floating Rate Bond ETF	22,346,520
320,402	iShares iBoxx $ High Yield Corporate Bond ETF	27,958,278
323,108	iShares iBoxx $ Investment Grade Corporate Bond ETF	39,277,008
735,129	SPDR Portfolio Short Term Corporate Bond ETF	22,362,624
589,890	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	11,196,112
213,428	Vanguard Mortgage-Backed Securities ETF	11,192,164
687,601	Vanguard Short-Term Inflation-Protected Securities ETF	33,568,681
205,606	Vanguard Total International Bond ETF	11,178,798
		268,591,193
	EQUITY FUNDS - 45.0%
169,186	FlexShares Global Upstream Natural Resources Index Fund	5,632,202
176,970	Guggenheim MSCI Global Timber ETF	5,627,646
186,720	iShares Core S&P 500 ETF	50,199,672
117,456	iShares Core S&P Mid-Cap ETF	22,290,800
289,565	iShares Core S&P Small-Cap ETF	22,241,488
73,006	iShares S&P 500 Growth ETF	11,153,127
341,731	iShares S&P 500 Value ETF	39,039,349
56,059	Vanguard Energy ETF	5,547,038
94,659	Vanguard FTSE All World ex-US Small-Cap ETF	11,286,193
820,158	Vanguard FTSE All-World ex-US ETF	44,879,046
491,062	Vanguard FTSE Emerging Markets ETF	22,544,656
278,162	Vanguard Global ex-U.S. Real Estate ETF	16,828,801
40,984	Vanguard Materials ETF	5,602,513
203,010	Vanguard REIT ETF	16,845,770
		279,718,301
	TOTAL EXCHANGE TRADED FUNDS (Cost - $505,818,749)	548,309,494

	SHORT-TERM INVESTMENTS - 11.7%
	MONEY MARKET FUNDS - 11.4%
28,750,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.17% (a)	28,750,000
42,188,419	STIT - Government & Agency Portfolio, Institutional Class - 1.18% (a)	42,188,419
		70,938,419

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Principal		Interest Rate (b)	Maturity	Value
	U.S. TREASURY BILL - 0.3%
$2,000,000	United States Treasury Bill (c)	1.35%	3/22/2018	$1,994,044

	TOTAL SHORT-TERM INVESTMENTS (Cost - $72,932,463)			72,932,463

	TOTAL INVESTMENTS - 99.9% (Cost - $578,751,212) (d)			$621,241,957
	OTHER ASSETS AND LIABILITIES - NET - 0.1%			68,260
	TOTAL NET ASSETS - 100.0%			$621,310,217

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2017.

(b)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

(c)	All or a portion of this secuirty held as collateral for futures contracts.

(d)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $581,201,537 and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation:	$45,699,567
Unrealized depreciation:	(5,659,147)
Net unrealized appreciation:	$40,040,420

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
293	5 Year US Treasury Note March 2018	Bank of America Merrill Lynch	$34,036,070	$33,923
55	MSCI EAFE Index Mini March 2018	Bank of America Merrill Lynch	5,625,125	93,956
101	MSCI Emerging Market March 2018	Bank of America Merrill Lynch	5,876,685	239,702
41	Russell 2000 Index E-Mini March 2018	Bank of America Merrill Lynch	3,149,825	25,988
94	S&P 500 Index E-Mini March 2018	Bank of America Merrill Lynch	12,577,200	111,951
20	S&P Midcap 400 Index E-Mini March 2018	Bank of America Merrill Lynch	3,804,800	26,493

	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$532,013

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS

December 31, 2017

Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 11.7%
740,078	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$18,020,899
147,648	iShares 3-7 Year Treasury Bond ETF	18,036,680
412,973	iShares iBoxx $ High Yield Corporate Bond ETF +	36,036,024
1,425,663	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	27,059,084
171,932	Vanguard Mortgage-Backed Securities ETF	9,016,114
184,639	Vanguard Short-Term Inflation-Protected Securities ETF	9,014,076
		117,182,877
	EQUITY FUNDS - 76.5%
1,089,729	FlexShares Global Upstream Natural Resources Index Fund +	36,277,078
285,124	Guggenheim MSCI Global Timber ETF	9,066,943
467,968	iShares Core S&P 500 ETF	125,813,197
520,402	iShares Core S&P Mid-Cap ETF	98,761,892
1,166,522	iShares Core S&P Small-Cap ETF	89,600,555
352,864	iShares S&P 500 Growth ETF	53,907,033
550,585	iShares S&P 500 Value ETF	62,898,830
90,321	Vanguard Energy ETF	8,937,263
153,284	Vanguard FTSE All World ex-US Small-Cap ETF	18,276,051
2,811,842	Vanguard FTSE All-World ex-US ETF	153,863,994
1,076,886	Vanguard FTSE Emerging Markets ETF	49,439,836
450,458	Vanguard Global ex-U.S. Real Estate ETF	27,252,709
66,031	Vanguard Materials ETF	9,026,438
218,726	Vanguard REIT ETF	18,149,884
98,076	WisdomTree Emerging Markets SmallCap Dividend Fund	5,114,663
		766,386,366
	TOTAL EXCHANGE TRADED FUNDS (Cost - $754,668,562)	883,569,243

	SHORT-TERM INVESTMENTS - 11.8%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.0%
275,400	Federated Prime Cash Obligations Fund, Institutional Class 1.18% (a) (b)	275,400

	MONEY MARKET FUNDS - 11.4%
30,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.17% (b)	30,000,000
30,000,000	Federated Prime Cash Obligations Fund, Institutional Class 1.18% (b)	30,000,000
54,040,955	STIT - Government & Agency Portfolio, Institutional Class - 1.18% (b)	54,040,955
		114,040,955

Principal		Interest Rate (d)	Maturity
	U.S. TREASURY BILL - 0.4%
$4,000,000	United States Treasury Bill (c)	1.35%	3/22/2018	3,988,089

	TOTAL SHORT-TERM INVESTMENTS (Cost - $118,304,444)			118,304,444

	TOTAL INVESTMENTS - 100.0% (Cost - $872,973,006) (e)			$1,001,873,687
	OTHER ASSETS AND LIABILITIES - NET - (0.0)%			(753,796)
	TOTAL NET ASSETS - 100.0%			$1,001,119,891

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at December 31, 2017. Total loaned securities had a value of $1,141,111 at December 31, 2017.

(a)	Security purchased with cash received as collateral for securities on loan at December 31, 2017. Non-cash collateral amounted to $889,371.

(b)	Variable rate security, the money market rate shown represents the rate at December 31, 2017.

(c)	All or a portion of this security may be held as collateral for futures contracts.

(d)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

(e)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $877,791,195 and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation:	$131,722,475
Unrealized depreciation:	(7,639,983)
Net unrealized appreciation:	$124,082,492

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
141	5 Year US Treasury Note March 2018	Bank of America Merrill Lynch	$16,379,133	$16,325
157	MSCI EAFE Index Mini March 2018	Bank of America Merrill Lynch	16,057,175	268,201
269	MSCI Emerging Market March 2018	Bank of America Merrill Lynch	15,651,765	638,415
142	Russell 2000 Index E-Mini March 2018	Bank of America Merrill Lynch	10,909,150	90,005
215	S&P 500 Index E-Mini March 2018	Bank of America Merrill Lynch	28,767,000	222,712
65	S&P Midcap 400 Index E-Mini March 2018	Bank of America Merrill Lynch	12,365,600	97,415

	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$1,333,073

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS

December 31, 2017

Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.7%
1,140,901	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$27,780,939
220,699	iShares 1-3 Year Treasury Bond ETF	18,505,611
75,871	iShares 3-7 Year Treasury Bond ETF	9,268,401
530,533	iShares iBoxx $ High Yield Corporate Bond ETF	46,294,310
612,190	iShares iBoxx $ Investment Grade Corporate Bond ETF	74,417,817
1,825,873	SPDR Portfolio Short Term Corporate Bond ETF	55,543,057
976,786	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	18,539,398
353,402	Vanguard Mortgage-Backed Securities ETF	18,532,401
569,278	Vanguard Short-Term Inflation-Protected Securities ETF	27,792,152
170,225	Vanguard Total International Bond ETF	9,255,133
		305,929,219
	EQUITY FUNDS - 58.5%
840,419	FlexShares Global Upstream Natural Resources Index Fund +	27,977,549
293,034	Guggenheim MSCI Global Timber ETF	9,318,481
377,884	iShares Core S&P 500 ETF	101,594,114
388,970	iShares Core S&P Mid-Cap ETF	73,818,727
719,194	iShares Core S&P Small-Cap ETF	55,241,291
302,208	iShares S&P 500 Growth ETF	46,168,316
485,016	iShares S&P 500 Value ETF	55,408,228
92,824	Vanguard Energy ETF	9,184,935
157,540	Vanguard FTSE All World ex-US Small-Cap ETF	18,783,494
2,040,095	Vanguard FTSE All-World ex-US ETF	111,633,998
813,120	Vanguard FTSE Emerging Markets ETF	37,330,339
462,790	Vanguard Global ex-U.S. Real Estate ETF	27,998,795
67,862	Vanguard Materials ETF	9,276,735
224,796	Vanguard REIT ETF	18,653,572
		602,388,574
	TOTAL EXCHANGE TRADED FUNDS (Cost - $810,912,679)	908,317,793

	SHORT-TERM INVESTMENTS - 11.8%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.0%
6,800	Federated Prime Cash Obligations Fund, Institutional Class 1.18% (a) (b)	6,800

	MONEY MARKET FUNDS - 11.4%
35,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.17% (b)	35,000,000
35,000,000	Federated Prime Cash Obligations Fund, Institutional Class 1.18% (b)	35,000,000
47,305,641	STIT - Government & Agency Portfolio, Institutional Class - 1.18% (b)	47,305,641
		117,305,641

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2017

Principal		Interest Rate (d)	Maturity	Value
	U.S. TREASURY BILL - 0.4%
$4,000,000	United States Treasury Bill (c)	1.35%	3/22/2018	$3,988,089

	TOTAL SHORT-TERM INVESTMENTS (Cost - $121,300,530)			121,300,530

	TOTAL INVESTMENTS - 100.0% (Cost - $932,213,209) (e)			$1,029,618,323
	OTHER ASSETS AND LIABILITIES - NET - (0.0)%			(484,076)
	TOTAL NET ASSETS - 100.0%			$1,029,134,247

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at December 31, 2017. Total loaned securities had a value of $6,662 at December 31, 2017.

(a)	Security purchased with cash received as collateral for securities on loan at December 31, 2017.

(b)	Variable rate security, the money market rate shown represents the rate at December 31, 2017.

(c)	All or a portion of this secuirty held as collateral for futures contracts.

(d)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

(e)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $936,376,609 and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation:	$101,906,849
Unrealized depreciation:	(8,665,135)
Net unrealized appreciation:	$93,241,714

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
339	5 Year US Treasury Note March 2018	Bank of America Merrill Lynch	$39,379,617	$39,249
120	MSCI EAFE Index Mini March 2018	Bank of America Merrill Lynch	12,273,000	204,995
207	MSCI Emerging Market March 2018	Bank of America Merrill Lynch	12,044,295	491,271
93	Russell 2000 Index E-Mini March 2018	Bank of America Merrill Lynch	7,144,725	58,947
182	S&P 500 Index E-Mini March 2018	Bank of America Merrill Lynch	24,351,600	238,277
54	S&P Midcap 400 Index E-Mini March 2018	Bank of America Merrill Lynch	10,272,960	80,929

	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$1,113,668

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities
December 31, 2017

	Aggressive		Balanced		Conservative
	Growth		ETF		ETF
Assets:	ETF Portfolio		Portfolio		Portfolio
Investments in securities, at cost	$9,789,155		$12,806,239		$8,313,197
Investments in securities, at value	$11,179,620		$13,567,115		$8,529,177
Receivable for securities sold	—		—		485
Receivable for Portfolio shares sold	49,391		89,254		76
Interest and dividends receivable	196		1,438		2,690
Total Assets	11,229,207		13,657,807		8,532,428
Liabilities:
Payable for Portfolio shares redeemed	83		45		450
Payable for securities purchased	30,797		310,324		—
Accrued investment advisory fees	924		1,069		719
Accrued distribution (12b-1) fees	2,166		1,819		543
Payable to related parties and administrative service fees	924		1,068		719
Total Liabilities	34,894		314,325		2,431
Net Assets	$11,194,313		$13,343,482		$8,529,997

Components of Net Assets:
Paid in capital	$9,157,851		$12,125,841		$8,016,595
Undistributed net investment income	150,652		214,690		153,269
Accumulated net realized gain on investments	495,345		242,075		144,153
Net unrealized appreciation on investments	1,390,465		760,876		215,980
Net Assets	$11,194,313		$13,343,482		$8,529,997

Class 1 Shares:
Net assets	$784,938		$4,086,400		$5,949,246
Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	52,534		324,917		499,308

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.94		$12.58		$11.91

Class 2 Shares:
Net assets	$10,409,360		$9,257,070		$2,580,739
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	702,631		760,910		217,748

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$14.81		$12.17		$11.85

Investor Class Shares:
Net assets	$15		$12		$12
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$14.81	(a)	$12.16	(a)	$11.84	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Continued)
December 31, 2017

	Growth		Moderate
	ETF		Growth
Assets:	Portfolio		ETF Portfolio
Investments in securities, at cost	$16,823,452		$18,784,329
Investments in securities, at value	$18,804,280		$20,461,727
Receivable for securities sold	2,214		—
Receivable for Portfolio shares sold	46,247		45,609
Interest and dividends receivable	2,752		2,156
Total Assets	18,855,493		20,509,492
Liabilities:
Payable for Portfolio shares redeemed	115		215
Payable for securities purchased	15,579		50,828
Accrued investment advisory fees	1,565		1,687
Accrued distribution (12b-1) fees	3,164		2,957
Payable to related parties and administrative service fees	1,565		1,687
Total Liabilities	21,988		57,374
Net Assets	$18,833,505		$20,452,118

Components of Net Assets:
Paid in capital	$15,670,053		$17,840,764
Undistributed net investment income	300,561		352,493
Accumulated net realized gain on investments	882,063		581,463
Net unrealized appreciation on investments	1,980,828		1,677,398
Net Assets	$18,833,505		$20,452,118

Class 1 Shares:
Net assets	$3,301,611		$6,149,942
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	215,061		495,869

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$15.35		$12.40

Class 2 Shares:
Net assets	$15,531,879		$14,302,164
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	1,027,679		1,192,602

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$15.11		$11.99

Investor Class Shares:
Net assets	$15		$12
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	1		1

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$15.11	(a)	$11.98	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities
December 31, 2017

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investments in securities, at cost	$578,751,212	$872,973,006	$932,213,209
Investments in securities, at value	$621,241,957	$1,001,873,687	$1,029,618,323
Receivable for securities sold	361,417	112,467	90,503
Receivable for Portfolio shares sold	1,096	2,229	2,133
Interest and dividends receivable	105,601	207,311	173,492
Receivable for securities loaned	1,873	1,529	3,115
Unrealized appreciation on future contracts	532,013	1,333,073	1,113,668
Total Assets	622,243,957	1,003,530,296	1,031,001,234
Liabilities:
Due to Broker	572,367	1,518,338	1,236,619
Collateral on securities loaned	—	275,400	6,800
Payable for Portfolio shares redeemed	8,182	38,856	40,880
Payable for securities purchased	—	16,887	—
Accrued investment advisory fees	157,717	253,078	260,585
Accrued distribution (12b-1) fees	142,903	223,486	235,243
Payable to related parties and administrative service fees	52,571	84,360	86,860
Total Liabilities	933,740	2,410,405	1,866,987
Net Assets	$621,310,217	$1,001,119,891	$1,029,134,247
Components of Net Assets:
Paid in capital	$542,492,197	$813,474,911	$875,062,297
Undistributed net investment income	9,523,692	14,098,215	15,583,030
Accumulated net realized gain
on investments and futures contracts	26,271,570	43,313,011	39,970,138
Net unrealized appreciation on investments and futures contracts	43,022,758	130,233,754	98,518,782
Net Assets	$621,310,217	$1,001,119,891	$1,029,134,247

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Continued)
December 31, 2017

	Managed Risk		Managed Risk		Managed Risk
	Balanced		Growth		Moderate Growth
	ETF Portfolio		ETF Portfolio		ETF Portfolio

Class 1 Shares:
Net assets	$410,858		$31,411,883		$2,388,912
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	33,536		2,481,920		187,913

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.25		$12.66		$12.71

Class 2 Shares:
Net assets	$512,669,687		$770,384,653		$826,964,269
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	42,077,714		61,171,536		65,300,447

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.18		$12.59		$12.66

Class 3 Shares:
Net assets	$96,698,206		$188,141,073		$191,249,376
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	7,901,501		14,998,249		15,142,858

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.24		$12.54		$12.63

Class 4 Shares:
Net assets	$11,531,454		$11,182,269		$8,531,677
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	959,450		889,928		678,488

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.02		$12.57		$12.57

Investor Class Shares:
Net assets	$12		$13		$13
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.17	(a)	$12.59	(a)	$12.67	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations
For the Year Ended December 31, 2017

	Aggressive	Balanced	Conservative
	Growth	ETF	ETF
	ETF Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$187,580	$250,286	$172,719
Interest income	1,581	1,980	1,401
Total Investment Income	189,161	252,266	174,120
Expenses:
Investment advisory fees	8,808	9,948	7,428
Distribution fees (12b-1) - Class 2 Shares	20,801	17,653	5,966
Related parties and administrative service fees	8,807	9,948	7,428
Total Expenses	38,416	37,549	20,822
Net Investment Income	150,745	214,717	153,298
Realized and Unrealized Gain on Investments:
Net realized gain on investments	527,410	316,666	179,722
Distributions of realized gains by underlying investment companies	—	—	26
	527,410	316,666	179,748
Net change in unrealized appreciation on investments	954,602	521,570	158,045
Net Realized and Unrealized Gain on Investments	1,482,012	838,236	337,793
Net Increase in Net Assets Resulting from Operations	$1,632,757	$1,052,953	$491,091

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations (Continued)
For the Year Ended December 31, 2017

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$357,983	$413,347
Interest income	2,723	3,132
Total Investment Income	360,706	416,479
Expenses:
Investment advisory fees	15,061	16,826
Distribution fees (12b-1) - Class 2 Shares	29,950	30,189
Related parties and administrative service fees	15,061	16,825
Total Expenses	60,072	63,840
Net Investment Income	300,634	352,639
Realized and Unrealized Gain on Investments:
Net realized gain on investments	946,728	694,512
	946,728	694,512
Net change in unrealized appreciation on investments	1,268,091	1,201,068
Net Realized and Unrealized Gain on Investments	2,214,819	1,895,580
Net Increase in Net Assets Resulting from Operations	$2,515,453	$2,248,219

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Operations
For the Year Ended December 31, 2017

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income	$13,084,212	$19,651,262	$21,426,210
Interest income	560,314	880,635	919,119
Securities lending income - net	9,017	10,065	16,469
Total Investment Income	13,653,543	20,541,962	22,361,798
Expenses:
Investment advisory fees	1,844,976	2,907,551	3,032,668
Distribution fees (12b-1) - Class 2 Shares	1,276,887	1,880,684	2,050,356
Distribution fees (12b-1) - Class 3 Shares	322,323	618,938	632,434
Distribution fees (12b-1) - Class 4 Shares	70,155	63,036	49,746
Related parties and administrative service fees	614,992	969,183	1,010,889
Total Expenses	4,129,333	6,439,392	6,776,093
Net Investment Income	9,524,210	14,102,570	15,585,705
Realized and Unrealized Gain
on Investments and Futures Contracts:
Net realized gain on:
Investments	23,580,492	65,696,403	52,693,893
Futures contracts	4,744,907	12,249,878	11,022,421
	28,325,399	77,946,281	63,716,314
Net change in unrealized appreciation on:
Investments	23,447,382	63,296,287	50,232,397
Futures contracts	906,088	2,417,216	2,016,086
	24,353,470	65,713,503	52,248,483
Net Realized and Unrealized Gain on Investments and Futures Contracts	52,678,869	143,659,784	115,964,797
Net Increase in Net Assets Resulting from Operations	$62,203,079	$157,762,354	$131,550,502

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio			Balanced ETF Portfolio

	Year Ended		Year Ended	Year Ended		Year Ended
	December 31, 2017		December 31, 2016	December 31, 2017		December 31, 2016

Increase in Net Assets:
From Operations:
Net investment income	$150,745		$116,934	$214,717		$149,235
Net realized gain on investments	527,410		55,244	316,666		69,436
Distributions of realized gains by underlying investment companies	—		—	—		5
Net change in unrealized appreciation on investments	954,602		611,431	521,570		364,169
Net increase in net assets resulting from operations	1,632,757		783,609	1,052,953		582,845
From Distributions to Shareholders:
Net Investment Income:
Class 1	(8,192)		(1,821)	(51,817)		(6,206)
Class 2	(108,754)		(64,748)	(97,412)		(75,315)
Investor	(0	) (a)	—	(0	) (a)	—
Net Realized Gains:
Class 1	(5,220)		(1,601)	(31,031)		(3,847)
Class 2	(78,615)		(64,907)	(68,473)		(54,128)
Investor	(0	) (a)	—	(0	) (a)	—

Total distributions to shareholders	(200,781)		(133,077)	(248,733)		(139,496)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	444,862		210,848	2,480,405		1,543,910
Class 2	3,733,854		3,515,734	4,184,163		4,762,690
Investor	—		—	—		1
Reinvestment of distributions
Class 1	13,412		3,422	82,848		10,053
Class 2	187,369		129,655	165,885		129,443
Cost of shares redeemed
Class 1	(54,120)		(617)	(270,175)		(7,272)
Class 2	(1,945,558)		(1,922,929)	(3,424,735)		(2,758,110)
Investor	—		—	—		(1)
Net increase in net assets from share transactions of beneficial interest	2,379,819		1,936,113	3,218,391		3,680,714
Total increase in net assets	3,811,795		2,586,645	4,022,611		4,124,063

Net Assets:
Beginning of year	7,382,518		4,795,873	9,320,871		5,196,808
End of year	$11,194,313		$7,382,518	$13,343,482		$9,320,871
Undistributed net investment income at end of year	$150,652		$116,903	$214,690		$149,202

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
SHARE ACTIVITY
Class 1
Shares Sold	31,679	16,763	204,444	133,439
Shares Reinvested	959	282	6,808	880
Shares Redeemed	(3,856)	(50)	(22,068)	(631)
Net increase in shares of beneficial interest outstanding	28,782	16,995	189,184	133,688

Class 2
Shares Sold	270,308	297,519	355,301	439,270
Shares Reinvested	13,509	10,760	14,070	11,693
Shares Redeemed	(143,323)	(161,674)	(298,181)	(249,592)
Net increase in shares of beneficial interest outstanding	140,494	146,605	71,190	201,371

Investor Class
Shares Sold	—	—	—	0	(b)
Shares Redeemed	—	—	—	(0	) (b)
Net increase in shares of beneficial interest outstanding	—	—	—	0

(a)	Represents less than $1.

(b)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio			Growth ETF Portfolio

	Year Ended		Year Ended	Year Ended		Year Ended
	December 31, 2017		December 31, 2016	December 31, 2017		December 31, 2016

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$153,298		$63,658	$300,634		$209,576
Net realized gain (loss) on investments	179,722		(11,707)	946,728		101,431
Distributions of realized gains by underlying investment companies	26		3	—		3
Net change in unrealized appreciation on investments	158,045		134,846	1,268,091		866,549
Net increase in net assets resulting from operations	491,091		186,800	2,515,453		1,177,559
From Distributions to Shareholders:
Net Investment Income:
Class 1	(46,589)		(26,973)	(45,967)		(28,295)
Class 2	(17,094)		(9,444)	(163,633)		(104,479)
Investor	(0	) (a)	—	(0	) (a)	—
Net Realized Gains:
Class 1	—		—	(25,337)		(43,900)
Class 2	—		—	(100,867)		(184,155)
Investor	—		—	(0	) (a)	—

Total distributions to shareholders	(63,683)		(36,417)	(335,804)		(360,829)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	3,427,828		3,762,897	910,977		558,287
Class 2	1,251,760		2,109,244	7,084,003		5,516,925
Investor	—		1	—		1
Reinvestment of distributions
Class 1	46,589		26,973	71,304		72,195
Class 2	17,094		9,444	264,500		288,634
Cost of shares redeemed
Class 1	(1,840,782)		(30,138)	(645,459)		(108,970)
Class 2	(644,651)		(2,909,887)	(3,468,867)		(3,028,051)
Investor	—		(1)	—		(1)
Net increase in net assets from share transactions of beneficial interest	2,257,838		2,968,533	4,216,458		3,299,020
Total increase in net assets	2,685,246		3,118,916	6,396,107		4,115,750

Net Assets:
Beginning of year	5,844,751		2,725,835	12,437,398		8,321,648
End of year	$8,529,997		$5,844,751	$18,833,505		$12,437,398
Undistributed net investment income at end of year	$153,269		$63,654	$300,561		$209,527

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio			Growth ETF Portfolio

	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2017	December 31, 2016		December 31, 2017	December 31, 2016
SHARE ACTIVITY
Class 1
Shares Sold	296,161	335,433		63,096	42,218
Shares Reinvested	3,989	2,428		4,918	5,649
Shares Redeemed	(159,454)	(2,707)		(42,751)	(8,145)
Net increase in shares of beneficial interest outstanding	140,696	335,154		25,263	39,722

Class 2
Shares Sold	108,882	196,320		499,512	434,974
Shares Reinvested	1,470	854		18,523	22,889
Shares Redeemed	(55,405)	(267,238)		(248,681)	(238,226)
Net increase (decrease) in shares of beneficial interest outstanding	54,947	(70,064)		269,354	219,637

Investor Class
Shares Sold	—	0	(a)	—	0	(b)
Shares Redeemed	—	(0	) (a)	—	(0	) (b)
Net increase in shares of beneficial interest outstanding	—	0		—	0

(a)	Represents less than $1.

(b)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Year Ended		Year Ended
	December 31, 2017		December 31, 2016

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$352,639		$225,090
Net realized gain (loss) on investments	694,512		(17,433)
Distributions of realized gains by underlying investment companies	—		8
Net change in unrealized appreciation on investments	1,201,068		695,972
Net increase in net assets resulting from operations	2,248,219		903,637
From Distributions to Shareholders:
Net Investment Income:
Class 1	(74,708)		(14,125)
Class 2	(150,382)		(63,795)
Investor	(0	) (a)	—
Net Realized Gains:
Class 1	(16,519)		(11,652)
Class 2	(37,384)		(60,201)
Investor	(0	) (a)	—

Total distributions to shareholders	(278,993)		(149,773)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	2,791,953		1,510,257
Class 2	4,705,027		7,463,920
Investor	—		1
Reinvestment of distributions
Class 1	91,226		25,777
Class 2	187,767		123,996
Cost of shares redeemed
Class 1	(327,075)		(267,258)
Class 2	(3,368,502)		(1,708,698)
Investor	—		(1)
Net increase in net assets from share transactions of beneficial interest	4,080,396		7,147,994
Total increase in net assets	6,049,622		7,901,858

Net Assets:
Beginning of year	14,402,496		6,500,638
End of year	$20,452,118		$14,402,496
Undistributed net investment income at end of year	$352,493		$225,058

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
SHARE ACTIVITY
Class 1
Shares Sold	239,459	138,763
Shares Reinvested	7,692	2,402
Shares Redeemed	(27,320)	(24,383)
Net increase in shares of beneficial interest outstanding	219,831	116,782

Class 2
Shares Sold	410,987	718,772
Shares Reinvested	16,370	11,934
Shares Redeemed	(299,661)	(166,970)
Net increase in shares of beneficial interest outstanding	127,696	563,736

Investor Class
Shares Sold	—	0	(b)
Shares Redeemed	—	(0	) (b)
Net increase in shares of beneficial interest outstanding	—	0

(a)	Represents less than $1.

(b)	Represents less than one share

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio

	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
Increase in Net Assets:
From Operations:
Net investment income	$9,524,210		$9,174,853
Net realized gain on investments and futures contracts	28,325,399		1,593,978
Distributions of realized gains by underlying investment companies	—		312
Net change in unrealized appreciation on investments and futures contracts	24,353,470		25,975,846
Net increase in net assets resulting from operations	62,203,079		36,744,989
From Distributions to Shareholders:
Net Investment Income:
Class 1	(7,109)		(13,006)
Class 2	(7,656,424)		(6,726,128)
Class 3	(1,374,231)		(1,086,424)
Class 4	(136,447)		(109,157)
Investor	(0	) (a)	—
Net Realized Gains:
Class 1	(618)		—
Class 2	(780,057)		—
Class 3	(143,588)		—
Class 4	(18,153)		—
Investor	(0	) (a)	—
Total distributions to shareholders	(10,116,627)		(7,934,715)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 2	33,491,534		66,541,740
Class 3	16,218,726		28,063,874
Class 4	68,338		187,409
Investor	—		1
Reinvestment of distributions
Class 1	7,727		13,006
Class 2	8,436,481		6,726,128
Class 3	1,517,819		1,086,424
Class 4	154,600		109,157
Cost of shares redeemed
Class 1	(147,246)		(449,561)
Class 2	(84,334,240)		(117,157,993)
Class 3	(15,750,861)		(13,519,628)
Class 4	(1,266,390)		(1,848,226)
Investor	—		(1)
Net decrease in net assets from share transactions of beneficial interest	(41,603,512)		(30,247,670)
Total increase (decrease) in net assets	10,482,940		(1,437,396)
Net Assets:
Beginning of year	610,827,277		612,264,673
End of year	$621,310,217		$610,827,277
Undistributed net investment income at end of year	$9,523,692		$9,173,693

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
SHARE ACTIVITY
Class 1
Shares Reinvested	652	1,173
Shares Redeemed	(12,479)	(40,369)
Net decrease in shares of beneficial interest outstanding	(11,827)	(39,196)

Class 2
Shares Sold	2,861,543	6,065,479
Shares Reinvested	714,351	609,251
Shares Redeemed	(7,207,825)	(10,667,132)
Net decrease in shares of beneficial interest outstanding	(3,631,931)	(3,992,402)

Class 3
Shares Sold	1,383,387	2,549,523
Shares Reinvested	127,978	97,876
Shares Redeemed	(1,342,215)	(1,215,351)
Net increase in shares of beneficial interest outstanding	169,150	1,432,048

Class 4
Shares Sold	5,887	17,880
Shares Reinvested	13,259	10,014
Shares Redeemed	(108,720)	(171,422)
Net decrease in shares of beneficial interest outstanding	(89,574)	(143,528)

Investor
Shares Sold	—	0	(b)
Shares Redeemed	—	(0	) (b)
Net increase in shares of beneficial interest outstanding	—	0

(a)	Represents less than $1

(b)	Represents less than one share

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio

	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$14,102,570		$15,032,889
Net realized gain (loss) on investments and futures contracts	77,946,281		(20,056,230)
Distributions of realized gains by underlying investment companies	—		245
Net change in unrealized appreciation on investments and futures contracts	65,713,503		59,102,476
Net increase in net assets resulting from operations	157,762,354		54,079,380
From Distributions to Shareholders:
Net Investment Income:
Class 1	(547,916)		(597,989)
Class 2	(11,656,909)		(12,756,332)
Class 3	(2,696,306)		(2,641,138)
Class 4	(135,386)		(136,643)
Investor	(0	) (a)	—
Total distributions to shareholders	(15,036,517)		(16,132,102)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	828,447		—
Class 2	24,561,731		51,929,321
Class 3	16,756,675		17,288,037
Class 4	133,381		186,845
Investor	—		1
Reinvestment of distributions
Class 1	547,916		597,989
Class 2	11,656,909		12,756,332
Class 3	2,696,306		2,641,138
Class 4	135,386		136,643
Cost of shares redeemed
Class 1	(2,299,278)		(5,763,106)
Class 2	(129,180,924)		(189,671,067)
Class 3	(25,585,755)		(26,176,820)
Class 4	(854,976)		(1,282,102)
Investor	—		(1)
Net decrease in net assets from share transactions of beneficial interest	(100,604,182)		(137,356,790)
Total increase (decrease) in net assets	42,121,655		(99,409,512)
Net Assets:
Beginning of year	958,998,236		1,058,407,748
End of year	$1,001,119,891		$958,998,236
Undistributed net investment income at end of year	$14,098,215		$15,032,162

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
SHARE ACTIVITY
Class 1
Shares Sold	66,721	—
Shares Reinvested	45,813	56,414
Shares Redeemed	(193,252)	(535,911)
Net decrease in shares of beneficial interest outstanding	(80,718)	(479,497)

Class 2
Shares Sold	2,095,171	4,901,566
Shares Reinvested	978,750	1,207,986
Shares Redeemed	(11,099,457)	(17,826,051)
Net decrease in shares of beneficial interest outstanding	(8,025,536)	(11,716,499)

Class 3
Shares Sold	1,428,372	1,634,860
Shares Reinvested	227,153	251,059
Shares Redeemed	(2,196,074)	(2,471,465)
Net decrease in shares of beneficial interest outstanding	(540,549)	(585,546)

Class 4
Shares Sold	11,623	17,570
Shares Reinvested	11,376	12,952
Shares Redeemed	(75,390)	(123,820)
Net decrease in shares of beneficial interest outstanding	(52,391)	(93,298)

Investor
Shares Sold	—	0	(b)
Shares Redeemed	—	(0	) (b)
Net increase in shares of beneficial interest outstanding	—	0

(a)	Represents less than $1

(b)	Represents less than one share

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio

	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$15,585,705		$15,953,456
Net realized gain (loss) on investments and futures contracts	63,716,314		(12,064,858)
Distributions of realized gains by underlying investment companies	—		505
Net change in unrealized appreciation on investments and futures contracts	52,248,483		57,171,937
Net increase in net assets resulting from operations	131,550,502		61,061,040
From Distributions to Shareholders:
Net Investment Income:
Class 1	(31,908)		(28,142)
Class 2	(12,977,624)		(12,450,210)
Class 3	(2,842,962)		(2,480,564)
Class 4	(102,520)		(98,851)
Investor	(0	) (a)	—
Total distributions to shareholders	(15,955,014)		(15,057,767)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	586,487		—
Class 2	33,275,097		54,399,577
Class 3	28,199,934		47,057,640
Class 4	47,187		97,353
Investor	—		1
Reinvestment of distributions
Class 1	31,908		28,142
Class 2	12,977,624		12,450,210
Class 3	2,842,962		2,480,564
Class 4	102,520		98,851
Cost of shares redeemed
Class 1	(51,550)		(1,422,263)
Class 2	(128,247,048)		(165,654,714)
Class 3	(30,127,704)		(24,925,105)
Class 4	(854,761)		(1,312,927)
Investor	—		(1)
Net decrease in net assets from share transactions of beneficial interest	(81,217,344)		(76,702,672)
Total increase (decrease) in net assets	34,378,144		(30,699,399)
Net Assets:
Beginning of year	994,756,103		1,025,455,502
End of year	$1,029,134,247		$994,756,103
Undistributed net investment income at end of year	$15,583,030		$15,952,339

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
SHARE ACTIVITY
Class 1
Shares Sold	46,842	—
Shares Reinvested	2,624	2,549
Shares Redeemed	(4,278)	(131,572)
Net increase (decrease) in shares of beneficial interest outstanding	45,188	(129,023)
Class 2
Shares Sold	2,803,738	4,945,337
Shares Reinvested	1,070,761	1,131,837
Shares Redeemed	(10,725,998)	(15,049,331)
Net decrease in shares of beneficial interest outstanding	(6,851,499)	(8,972,157)

Class 3
Shares Sold	2,370,149	4,298,629
Shares Reinvested	234,956	225,917
Shares Redeemed	(2,527,874)	(2,255,997)
Net increase in shares of beneficial interest outstanding	77,231	2,268,549

Class 4
Shares Sold	4,078	8,972
Shares Reinvested	8,508	9,044
Shares Redeemed	(72,853)	(119,181)
Net decrease in shares of beneficial interest outstanding	(60,267)	(101,165)

Investor
Shares Sold	—	0	(b)
Shares Redeemed	—	(0	) (b)
Net increase in shares of beneficial interest outstanding	—	0

(a)	Represents less than $1

(b)	Represents less than one share

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$12.69	$11.43	$12.52	$12.32	$10.05
Income (loss) from investment operations:
Net investment income (a) (b)	0.29	0.34	0.23	0.24	0.34
Net realized and unrealized gain (loss) on investments	2.32	1.18	(0.70)	0.38	2.04
Total income (loss) from investment operations	2.61	1.52	(0.47)	0.62	2.38
Less distributions from:
Net investment income	(0.22)	(0.14)	(0.14)	(0.13)	(0.09)
Net realized gain	(0.14)	(0.12)	(0.48)	(0.29)	(0.02)
Total distributions	(0.36)	(0.26)	(0.62)	(0.42)	(0.11)
Net asset value, end of year	$14.94	$12.69	$11.43	$12.52	$12.32
Total return (c)	20.70%	13.41%	(3.50)%	5.10%	23.68%
Ratios and Supplemental Data:
Net assets (in 000’s)	$785	$302	$77	$83	$74
Ratio of expenses to average net assets (d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	2.06%	2.81%	1.87%	1.92%	2.83%
Portfolio turnover rate	44%	16%	11%	36%	32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$12.60	$11.36	$12.45	$12.27	$10.09
Income (loss) from investment operations:
Net investment income (a) (b)	0.23	0.23	0.22	0.23	0.19
Net realized and unrealized gain (loss) on investments	2.31	1.25	(0.70)	0.36	2.09
Total income (loss) from investment operations	2.54	1.48	(0.48)	0.59	2.28
Less distributions from:
Net investment income	(0.19)	(0.12)	(0.13)	(0.12)	(0.08)
Net realized gain	(0.14)	(0.12)	(0.48)	(0.29)	(0.02)
Total distributions	(0.33)	(0.24)	(0.61)	(0.41)	(0.10)
Net asset value, end of year	$14.81	$12.60	$11.36	$12.45	$12.27
Total return (c)	20.31%	13.16%	(3.66)%	4.81%	22.63%
Ratios and Supplemental Data:
Net assets (in 000’s)	$10,409	$7,081	$4,719	$2,986	$1,716
Ratio of expenses to average net assets (d)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.69%	1.94%	1.79%	1.83%	1.68%
Portfolio turnover rate	44%	16%	11%	36%	32%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$13.44	$11.96	$12.83
Income (loss) from investment operations:
Net investment income (b) (c)	0.23	0.23	0.22
Net realized and unrealized gain (loss) on investments	1.47	1.25	(1.09)
Total income (loss) from investment operations	1.70	1.48	(0.87)
Less distributions from:
Net investment income	(0.19)	—	—
Net realized gain	(0.14)	—	—
Total distributions	(0.33)	—	—
Net asset value, end of period	$14.81	$13.44	$11.96
Total return (d)	18.78%	12.37%	(6.78)%
Ratios and Supplemental Data:
Net assets, end of period (f)	$15	$13	$12
Ratio of expenses to average net assets (e)	0.70%	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (e)	1.44%	1.69%	1.54	% (g)
Portfolio turnover rate	44%	16%	11%

(a)	The Aggressive Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Actual net assets, not truncated.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$11.60	$10.93	$11.57	$11.72	$10.76
Income (loss) from investment operations:
Net investment income (a) (b)	0.30	0.40	0.21	0.25	0.16
Net realized and unrealized gain (loss) on investments	0.99	0.50	(0.50)	0.30	0.80
Total income (loss) from investment operations	1.29	0.90	(0.29)	0.55	0.96
Less distributions from:
Net investment income	(0.19)	(0.14)	(0.17)	(0.21)	—
Net realized gain	(0.12)	(0.09)	(0.18)	(0.49)	—
Total distributions	(0.31)	(0.23)	(0.35)	(0.70)	—
Net asset value, end of year	$12.58	$11.60	$10.93	$11.57	$11.72
Total return (c)	11.20%	8.22%	(2.38)%	4.76%	8.92%
Ratios and Supplemental Data:
Net assets (in 000’s)	$4,086	$1,574	$22	$23	$12 (d)
Ratio of expenses to average net assets (e)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (e)	2.43%	3.53%	1.87%	2.09%	1.47%
Portfolio turnover rate	51%	32%	18%	21%	494%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Actual net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$11.23	$10.60	$11.23	$11.51	$10.69
Income (loss) from investment operations:
Net investment income (a) (b)	0.24	0.22	0.19	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.98	0.62	(0.49)	0.20	0.77
Total income (loss) from investment operations	1.22	0.84	(0.30)	0.40	0.97
Less distributions from:
Net investment income	(0.16)	(0.12)	(0.15)	(0.19)	(0.15)
Net realized gain	(0.12)	(0.09)	(0.18)	(0.49)	—
Total distributions	(0.28)	(0.21)	(0.33)	(0.68)	(0.15)
Net asset value, end of year	$12.17	$11.23	$10.60	$11.23	$11.51
Total return (c)	10.95%	7.91%	(2.56)%	3.54%	9.10%
Ratios and Supplemental Data:
Net assets (in 000’s)	$9,257	$7,747	$5,174	$4,206	$3,622
Ratio of expenses to average net assets (d)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	2.04%	2.01%	1.69%	1.74%	1.80%
Portfolio turnover rate	51%	32%	18%	21%	494%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.76	$10.93	$11.35
Income (loss) from investment operations:
Net investment income (b) (c)	0.24	0.23	0.07
Net realized and unrealized gain (loss) on investments	0.44	0.60	(0.49)
Total income (loss) from investment operations	0.68	0.83	(0.42)
Less distributions from:
Net investment income	(0.16)	—	—
Net realized gain	(0.12)	—	—
Total distributions	(0.28)	—	—
Net asset value, end of period	$12.16	$11.76	$10.93
Total return (d)	10.13%	7.59%	(3.70)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$12	$12	$11
Ratio of expenses to average net assets (e)	0.70%	0.70%	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.79%	1.76%	1.44	% (f)
Portfolio turnover rate	51%	32%	18%

(a)	The Balanced ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$11.23	$10.70	$11.15	$11.07	$10.91
Income (loss) from investment operations:
Net investment income (a) (b)	0.25	0.30	0.19	0.21	0.20
Net realized and unrealized gain (loss) on investments	0.53	0.36	(0.39)	0.05 (e)	0.32
Total income (loss) from investment operations	0.78	0.66	(0.20)	0.26	0.52
Less distributions from:
Net investment income	(0.10)	(0.13)	(0.17)	(0.05)	(0.22)
Net realized gain	—	—	(0.08)	(0.13)	(0.14)
Total distributions	(0.10)	(0.13)	(0.25)	(0.18)	(0.36)
Net asset value, end of year	$11.91	$11.23	$10.70	$11.15	$11.07
Total return (c)	7.00%	6.16%	(1.78)%	2.37%	4.81%
Ratios and Supplemental Data:
Net assets (in 000’s)	$5,949	$4,026	$251	$64	$66
Ratio of expenses to average net assets (d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	2.15%	2.66%	1.75%	1.87%	1.81%
Portfolio turnover rate	56%	93%	31%	27%	166%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$11.17	$10.63	$11.09	$11.03	$10.88
Income (loss) from investment operations:
Net investment income (a) (b)	0.22	0.17	0.16	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.54	0.45	(0.39)	0.06 (e)	0.33
Total income (loss) from investment operations	0.76	0.62	(0.23)	0.24	0.49
Less distributions from:
Net investment income	(0.08)	(0.08)	(0.15)	(0.05)	(0.20)
Net realized gain	—	—	(0.08)	(0.13)	(0.14)
Total distributions	(0.08)	(0.08)	(0.23)	(0.18)	(0.34)
Net asset value, end of year	$11.85	$11.17	$10.63	$11.09	$11.03
Total return (c)	6.83%	5.82%	(2.09)%	2.12%	4.57%
Ratios and Supplemental Data:
Net assets (in 000’s)	$2,581	$1,819	$2,475	$2,489	$583
Ratio of expenses to average net assets (d)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (c) (d)	1.87%	1.58%	1.42%	1.62%	1.41%
Portfolio turnover rate	56%	93%	31%	27%	166%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.48	$10.86	$11.16
Income (loss) from investment operations:
Net investment income (b) (c)	0.22	0.18	0.06
Net realized and unrealized gain (loss) on investments	0.24	0.44	(0.36)
Total income (loss) from investment operations	0.46	0.62	(0.30)
Less distributions from:
Net investment income	(0.10)	—	—
Total distributions	(0.10)	—	—
Net asset value, end of period	$11.84	$11.48	$10.86
Total return (d)	6.44%	5.71%	(2.69)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$12	$11	$11
Ratio of expenses to average net assets (e)	0.70%	0.70%	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.62%	1.33%	1.17	% (f)
Portfolio turnover rate	56%	93%	31%

(a)	The Conservative ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$13.27	$12.21	$13.38	$13.19	$11.17
Income (loss) from investment operations:
Net investment income (a) (b)	0.30	0.29	0.33	0.28	0.25
Net realized and unrealized gain (loss) on investments	2.10	1.23	(0.91)	0.24	1.88
Total income (loss) from investment operations	2.40	1.52	(0.58)	0.52	2.13
Less distributions from:
Net investment income	(0.21)	(0.18)	(0.21)	(0.19)	(0.11)
Net realized gain	(0.11)	(0.28)	(0.38)	(0.14)	(0.00	) (c)
Total distributions	(0.32)	(0.46)	(0.59)	(0.33)	(0.11)

Net asset value, end of year	$15.35	$13.27	$12.21	$13.38	$13.19
Total return (d)	18.24%	12.60%	(4.09)%	3.94%	19.14%
Ratios and Supplemental Data:
Net assets (in 000’s)	$3,302	$2,518	$1,832	$859	$824
Ratio of expenses to average net assets (e)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (e)	2.10%	2.30%	2.47%	2.06%	2.03%
Portfolio turnover rate	41%	16%	21%	21%	23%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Amount represents less than $0.01 per share.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$13.08	$12.05	$13.22	$13.05	$11.07
Income (loss) from investment operations:
Net investment income (a) (b)	0.28	0.26	0.25	0.24	0.23
Net realized and unrealized gain (loss) on investments	2.05	1.21	(0.85)	0.24	1.85
Total income (loss) from investment operations	2.33	1.47	(0.60)	0.48	2.08
Less distributions from:
Net investment income	(0.19)	(0.16)	(0.19)	(0.17)	(0.10)
Net realized gain	(0.11)	(0.28)	(0.38)	(0.14)	(0.00	) (c)
Total distributions	(0.30)	(0.44)	(0.57)	(0.31)	(0.10)

Net asset value, end of year	$15.11	$13.08	$12.05	$13.22	$13.05
Total return (d)	17.94%	12.32%	(4.34)%	3.66%	18.89%
Ratios and Supplemental Data:
Net assets (in 000’s)	$15,532	$9,919	$6,490	$4,817	$4,108
Ratio of expenses to average net assets (e)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (e)	1.97%	2.10%	1.91%	1.83%	1.90%
Portfolio turnover rate	41%	16%	21%	21%	23%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Amount represents less than $0.01 per share.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$14.09	$12.62	$13.51
Income (loss) from investment operations:
Net investment income (b) (c)	0.28	0.28	0.09
Net realized and unrealized gain (loss) on investments	1.04	1.19	(0.98)
Total income (loss) from investment operations	1.32	1.47	(0.89)
Less distributions from:
Net investment income	(0.19)	—	—
Net realized gain	(0.11)	—	—
Total distributions	(0.30)	—	—
Net asset value, end of period	$15.11	$14.09	$12.62
Total return (d)	16.23%	11.65%	(6.59)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$15	$14	$13
Ratio of expenses to average net assets (e)	0.70%	0.70%	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.72%	1.85%	1.66	% (f)
Portfolio turnover rate	41%	16%	21%

(a)	The Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$11.02	$10.07	$11.12	$11.75	$10.52
Income (loss) from investment operations:
Net investment income (a) (b)	0.28	0.26	0.22	0.22	0.27
Net realized and unrealized gain (loss) on investments	1.30	0.82	(0.59)	0.22	1.12
Total income (loss) from investment operations	1.58	1.08	(0.37)	0.44	1.39
Less distributions from:
Net investment income	(0.16)	(0.07)	—	(0.28)	(0.12)
Net realized gain	(0.04)	(0.06)	(0.68)	(0.79)	(0.04)
Total distributions	(0.20)	(0.13)	(0.68)	(1.07)	(0.16)
Net asset value, end of year	$12.40	$11.02	$10.07	$11.12	$11.75
Total return (c)	14.38%	10.79%	(3.13)%	3.83%	13.25%
Ratios and Supplemental Data:
Net assets (in 000’s)	$6,150	$3,041	$1,604	$129	$2,002
Ratio of expenses to average net assets (d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	2.35%	2.50%	2.53%	1.83%	2.43%
Portfolio turnover rate	43%	19%	37%	46%	80%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$10.67	$9.77	$11.04	$11.69	$10.48
Income (loss) from investment operations:
Net investment income (a) (b)	0.23	0.24	0.21	0.22	0.21
Net realized and unrealized gain (loss) on investments	1.27	0.78	(0.62)	0.18	1.15
Total income (loss) from investment operations	1.50	1.02	(0.41)	0.40	1.36
Less distributions from:
Net investment income	(0.14)	(0.06)	(0.18)	(0.26)	(0.11)
Net realized gain	(0.04)	(0.06)	(0.68)	(0.79)	(0.04)
Total distributions	(0.18)	(0.12)	(0.86)	(1.05)	(0.15)
Net asset value, end of year	$11.99	$10.67	$9.77	$11.04	$11.69
Total return (c)	14.11%	10.52%	(3.43)%	3.48%	13.02%
Ratios and Supplemental Data:
Net assets (in 000’s)	$14,302	$11,362	$4,897	$2,765	$2,240
Ratio of expenses to average net assets (d)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.99%	2.34%	1.94%	1.91%	1.92%
Portfolio turnover rate	43%	19%	37%	46%	80%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.65	$10.63	$11.22
Income (loss) from investment operations:
Net investment income (b) (c)	0.23	0.25	0.08
Net realized and unrealized gain (loss) on investments	0.28	0.77	(0.67)
Total income (loss) from investment operations	0.51	1.02	(0.59)
Less distributions from:
Net investment income	(0.14)	—	—
Net realized gain	(0.04)	—	—
Total distributions	(0.18)	—	—
Net asset value, end of period	$11.98	$11.65	$10.63
Total return (d)	12.31%	9.60%	(5.26)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$12	$12	$11
Ratio of expenses to average net assets (e)	0.70%	0.70%	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.74%	2.09%	1.69	% (f)
Portfolio turnover rate	43%	19%	37%

(a)	The Moderate Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$11.26	$10.75	$11.68	$11.52	$10.75
Income (loss) from investment operations:
Net investment income (a) (b)	0.20	0.18	0.12	0.18	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	1.02	0.50	(0.61)	0.20	0.70
Total income (loss) from investment operations	1.22	0.68	(0.49)	0.38	0.87
Less distributions from:
Net investment income	(0.21)	(0.17)	(0.17)	(0.13)	(0.10)
Net realized gain	(0.02)	—	(0.27)	(0.09)	—
Total distributions	(0.23)	(0.17)	(0.44)	(0.22)	(0.10)
Net asset value, end of year	$12.25	$11.26	$10.75	$11.68	$11.52
Total return (c)	10.90%	6.39%	(4.15)%	3.34%	8.08%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$411	$511	$909	$5,250	$6,632
Ratio of expenses to average net assets (d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	1.74%	1.62%	1.02%	1.51%	1.51%
Portfolio turnover rate	30%	16%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$11.20	$10.68	$11.62	$11.47	$10.71
Income (loss) from investment operations:
Net investment income (a) (b)	0.18	0.16	0.14	0.15	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	1.00	0.50	(0.67)	0.20	0.71
Total income (loss) from investment operations	1.18	0.66	(0.53)	0.35	0.85
Less distributions from:
Net investment income	(0.18)	(0.14)	(0.14)	(0.11)	(0.09)
Net realized gain	(0.02)	—	(0.27)	(0.09)	—
Total distributions	(0.20)	(0.14)	(0.41)	(0.20)	(0.09)
Net asset value, end of year	$12.18	$11.20	$10.68	$11.62	$11.47
Total return (c)	10.58%	6.22%	(4.50)%	3.06%	7.93%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$512,670	$511,731	$531,055	$592,975	$529,690
Ratio of expenses to average net assets (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b) (d)	1.57%	1.50%	1.21%	1.32%	1.30%
Portfolio turnover rate	30%	16%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 3 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$11.25	$10.75	$11.69	$11.56	$10.83
Income (loss) from investment operations:
Net investment income (a) (b)	0.18	0.16	0.13	0.15	0.22
Net realized and unrealized gain (loss) on investments and futures contracts	1.01	0.49	(0.66)	0.20	0.61
Total income (loss) from investment operations	1.19	0.65	(0.53)	0.35	0.83
Less distributions from:
Net investment income	(0.18)	(0.15)	(0.14)	(0.13)	(0.10)
Net realized gain	(0.02)	—	(0.27)	(0.09)	—
Total distributions	(0.20)	(0.15)	(0.41)	(0.22)	(0.10)
Net asset value, end of year	$12.24	$11.25	$10.75	$11.69	$11.56
Total return (c)	10.58%	6.02%	(4.54)%	3.00%	7.65%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$96,698	$86,999	$67,731	$58,657	$40,788
Ratio of expenses to average net assets (d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b) (d)	1.49%	1.47%	1.17%	1.25%	1.93%
Portfolio turnover rate	30%	16%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 4 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$11.05	$10.54	$11.49	$11.39	$10.69
Income (loss) from investment operations:
Net investment income (a) (b)	0.14	0.12	0.10	0.13	0.13
Net realized and unrealized gain (loss) on investments and futures contracts	0.99	0.49	(0.65)	0.18	0.67
Total income (loss) from investment operations	1.13	0.61	(0.55)	0.31	0.80
Less distributions from:
Net investment income	(0.14)	(0.10)	(0.13)	(0.12)	(0.10)
Net realized gain	(0.02)	—	(0.27)	(0.09)	—
Total distributions	(0.16)	(0.10)	(0.40)	(0.21)	(0.10)
Net asset value, end of year	$12.02	$11.05	$10.54	$11.49	$11.39
Total return (c)	10.24%	5.82%	(4.77)%	2.69%	7.47%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$11,531	$11,587	$12,570	$11,319	$5,327
Ratio of expenses to average net assets (d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b) (d)	1.21%	1.14%	0.89%	1.08%	1.16%
Portfolio turnover rate	30%	16%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.75	$11.09	$11.74
Income (loss) from investment operations:
Net investment income (b) (c)	0.18	0.16	0.05
Net realized and unrealized gain (loss) on investments	0.44	0.50	(0.70)
Total income (loss) from investment operations	0.62	0.66	(0.65)
Less distributions from:
Net investment income	(0.18)	—	—
Net realized gain	(0.02)	—	—
Total distributions	(0.20)	—	—
Net asset value, end of period	$12.17	$11.75	$11.09
Total return (d)	9.81%	5.95%	(5.54)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$12	$13	$11
Ratio of expenses to average net assets (e)	0.90%	0.90%	0.90	% (f)
Ratio of net investment income to average net assets (c) (e)	1.32%	1.25%	0.96	% (f)
Portfolio turnover rate	30%	16%	20%

(a)	The Managed Risk Balanced ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$10.93	$10.53	$11.82	$11.77	$10.22
Income (loss) from investment operations:
Net investment income (a) (b)	0.21	0.19	0.18	0.19	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	1.74	0.42	(1.23)	(0.02)	1.48
Total income (loss) from investment operations	1.95	0.61	(1.05)	0.17	1.66
Less distributions from:
Net investment income	(0.22)	(0.21)	(0.19)	(0.12)	(0.11)
Net realized gain	—	—	(0.05)	—	—
Total distributions	(0.22)	(0.21)	(0.24)	(0.12)	(0.11)
Net asset value, end of year	$12.66	$10.93	$10.53	$11.82	$11.77
Total return (c)	17.97%	5.87%	(8.86)%	1.49%	16.32%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$31,412	$28,004	$32,032	$39,059	$36,004
Ratio of expenses to average net assets (d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b) (d)	1.75%	1.74%	1.59%	1.64%	1.66%
Portfolio turnover rate	28%	12%	15%	14%	15%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$10.87	$10.47	$11.76	$11.71	$10.19
Income (loss) from investment operations:
Net investment income (a) (b)	0.17	0.16	0.15	0.17	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	1.74	0.42	(1.23)	(0.02)	1.47
Total income (loss) from investment operations	1.91	0.58	(1.08)	0.15	1.62
Less distributions from:
Net investment income	(0.19)	(0.18)	(0.16)	(0.10)	(0.10)
Net realized gain	—	—	(0.05)	—	—
Total distributions	(0.19)	(0.18)	(0.21)	(0.10)	(0.10)
Net asset value, end of year	$12.59	$10.87	$10.47	$11.76	$11.71
Total return (c)	17.66%	5.57%	(9.15)%	1.31%	15.96%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$770,385	$752,397	$847,241	$1,029,438	$888,391
Ratio of expenses to average net assets (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b) (d)	1.46%	1.50%	1.34%	1.41%	1.40%
Portfolio turnover rate	28%	12%	15%	14%	15%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 3 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$10.84	$10.44	$11.72	$11.70	$10.15
Income (loss) from investment operations:
Net investment income (a) (b)	0.16	0.15	0.14	0.16	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	1.72	0.42	(1.22)	(0.02)	1.40
Total income (loss) from investment operations	1.88	0.57	(1.08)	0.14	1.66
Less distributions from:
Net investment income	(0.18)	(0.17)	(0.15)	(0.12)	(0.11)
Net realized gain	—	—	(0.05)	—	—
Total distributions	(0.18)	(0.17)	(0.20)	(0.12)	(0.11)
Net asset value, end of year	$12.54	$10.84	$10.44	$11.72	$11.70
Total return (c)	17.45%	5.51%	(9.22)%	1.18%	16.43%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$188,141	$168,368	$168,305	$206,885	$133,241
Ratio of expenses to average net assets (d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b) (d)	1.39%	1.44%	1.24%	1.35%	2.28%
Portfolio turnover rate	28%	12%	15%	14%	15%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 4 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$10.85	$10.46	$11.77	$11.77	$10.28
Income (loss) from investment operations:
Net investment income (a) (b)	0.13	0.12	0.13	0.14	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	1.74	0.41	(1.23)	(0.04)	1.43
Total income (loss) from investment operations	1.87	0.53	(1.10)	0.10	1.60
Less distributions from:
Net investment income	(0.15)	(0.14)	(0.16)	(0.10)	(0.11)
Net realized gain	—	—	(0.05)	—	—
Total distributions	(0.15)	(0.14)	(0.21)	(0.10)	(0.11)
Net asset value, end of year	$12.57	$10.85	$10.46	$11.77	$11.77
Total return (c)	17.33%	5.15%	(9.38)%	0.88%	15.64%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$11,182	$10,228	$10,829	$7,510	$4,689
Ratio of expenses to average net assets (d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b) (d)	1.14%	1.17%	1.13%	1.16%	1.48%
Portfolio turnover rate	28%	12%	15%	14%	15%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.26	$10.68	$11.74
Income (loss) from investment operations:
Net investment income (b) (c)	0.17	0.16	0.05
Net realized and unrealized gain (loss) on investments	1.35	0.42	(1.11)
Total income (loss) from investment operations	1.52	0.58	(1.06)
Less distributions from:
Net investment income	(0.19)	—	—
Total distributions	(0.19)	—	—
Net asset value, end of period	$12.59	$11.26	$10.68
Total return (d)	17.00%	5.43%	(9.03)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$13	$11	$11
Ratio of expenses to average net assets (e)	0.90%	0.90%	0.90	% (f)
Ratio of net investment income to average net assets (c) (e)	1.21%	1.25%	1.09	% (f)
Portfolio turnover rate	28%	12%	15%

(a)	The Managed Risk Growth ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized

(g)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 1 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$11.34	$10.84	$12.02	$11.93	$10.68
Income (loss) from investment operations:
Net investment income (a) (b)	0.24	0.18	0.17	0.20	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	1.36	0.52	(0.90)	0.18	1.17
Total income (loss) from investment operations	1.60	0.70	(0.73)	0.38	1.35
Less distributions from:
Net investment income	(0.23)	(0.20)	(0.19)	(0.15)	(0.10)
Net realized gain	—	—	(0.26)	(0.14)	—
Total distributions	(0.23)	(0.20)	(0.45)	(0.29)	(0.10)
Net asset value, end of year	$12.71	$11.34	$10.84	$12.02	$11.93
Total return (c)	14.18%	6.50%	(6.10)%	3.16%	12.66%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$2,389	$1,618	$2,945	$6,286	$6,389
Ratio of expenses to average net assets (d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b) (d)	1.97%	1.68%	1.44%	1.65%	1.57%
Portfolio turnover rate	30%	13%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 2 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$11.30	$10.79	$11.97	$11.90	$10.67
Income (loss) from investment operations:
Net investment income (a) (b)	0.19	0.17	0.16	0.18	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	1.37	0.51	(0.92)	0.15	1.15
Total income (loss) from investment operations	1.56	0.68	(0.76)	0.33	1.32
Less distributions from:
Net investment income	(0.20)	(0.17)	(0.16)	(0.12)	(0.09)
Net realized gain	—	—	(0.26)	(0.14)	—
Total distributions	(0.20)	(0.17)	(0.42)	(0.26)	(0.09)
Net asset value, end of year	$12.66	$11.30	$10.79	$11.97	$11.90
Total return (c)	13.85%	6.31%	(6.36)%	2.81%	12.39%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$826,964	$815,029	$875,534	$971,963	$814,589
Ratio of expenses to average net assets (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b) (d)	1.56%	1.59%	1.36%	1.46%	1.49%
Portfolio turnover rate	30%	13%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 3 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$11.27	$10.78	$11.96	$11.91	$10.67
Income (loss) from investment operations:
Net investment income (a) (b)	0.18	0.17	0.15	0.16	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	1.37	0.49	(0.92)	0.17	1.09
Total income (loss) from investment operations	1.55	0.66	(0.77)	0.33	1.34
Less distributions from:
Net investment income	(0.19)	(0.17)	(0.15)	(0.14)	(0.10)
Net realized gain	—	—	(0.26)	(0.14)	—
Total distributions	(0.19)	(0.17)	(0.41)	(0.28)	(0.10)
Net asset value, end of year	$12.63	$11.27	$10.78	$11.96	$11.91
Total return (c)	13.83%	6.14%	(6.46)%	2.75%	12.57%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$191,249	$169,824	$137,981	$130,856	$101,414
Ratio of expenses to average net assets (d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b) (d)	1.48%	1.56%	1.31%	1.36%	2.17%
Portfolio turnover rate	30%	13%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each year indicated.

	Class 4 Shares

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of year	$11.21	$10.71	$11.91	$11.89	$10.70
Income (loss) from investment operations:
Net investment income (a) (b)	0.15	0.14	0.12	0.16	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	1.36	0.48	(0.91)	0.14	1.11
Total income (loss) from investment operations	1.51	0.62	(0.79)	0.30	1.29
Less distributions from:
Net investment income	(0.15)	(0.12)	(0.15)	(0.14)	(0.10)
Net realized gain	—	—	(0.26)	(0.14)	—
Total distributions	(0.15)	(0.12)	(0.41)	(0.28)	(0.10)
Net asset value, end of year	$12.57	$11.21	$10.71	$11.91	$11.89
Total return (c)	13.53%	5.84%	(6.67)%	2.50%	12.07%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$8,532	$8,285	$8,996	$9,508	$2,145
Ratio of expenses to average net assets (d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b) (d)	1.22%	1.24%	1.02%	1.37%	1.56%
Portfolio turnover rate	30%	13%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.89	$11.21	$12.11
Income (loss) from investment operations:
Net investment income (b) (c)	0.19	0.17	0.06
Net realized and unrealized gain (loss) on investments	0.79	0.51	(0.96)
Total income (loss) from investment operations	0.98	0.68	(0.90)
Less distributions from:
Net investment income	(0.20)	—	—
Total distributions	(0.20)	—	—
Net asset value, end of period	$12.67	$11.89	$11.21
Total return (d)	12.99%	6.07%	(7.43)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$13	$12	$11
Ratio of expenses to average net assets (e)	0.90%	0.90%	0.90	% (f)
Ratio of net investment income to average net assets (c) (e)	1.31%	1.34%	1.11	% (f)
Portfolio turnover rate	30%	13%	20%

(a)	The Managed Risk Moderate Growth ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
December 31, 2017

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of eight different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.
Managed Risk Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Managed Risk Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.
Managed Risk Moderate Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Aggressive Growth ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio (collectively the “Traditional Portfolios”) currently offer three classes of shares: Class 1 Shares, Class 2 Shares, and Investor Class Shares. The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, and Managed Risk Moderate Growth ETF Portfolio, (collectively the “Managed Risk Portfolios”) currently offer five classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares, Class 4 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,925,295	$—	$—	$10,925,295
Short-Term Investment	254,325	—	—	254,325
Total	$11,179,620	$—	$—	$11,179,620

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,991,834	$—	$—	$12,991,834
Short-Term Investment	575,281	—	—	575,281
Total	$13,567,115	$—	$—	$13,567,115

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,360,189	$—	$—	$8,360,189
Short-Term Investment	168,988	—	—	168,988
Total	$8,529,177	$—	$—	$8,529,177

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,415,313	$—	$—	$18,415,313
Short-Term Investment	388,967	—	—	388,967
Total	$18,804,280	$—	$—	$18,804,280

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,003,048	$—	$—	$20,003,048
Short-Term Investment	458,679	—	—	458,679
Total	$20,461,727	$—	$—	$20,461,727

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

TOPS Managed Risk Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$548,309,494	$—	$—	$548,309,494
Short-Term Investments	70,938,419	1,994,044	—	72,932,463
Long Futures Contracts **	532,013	—	—	532,013
Total	$619,779,926	$1,994,044	$—	$621,773,970

TOPS Managed Risk Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$883,569,243	$—	$—	$883,569,243
Short-Term Investments	114,316,355	3,988,089	—	118,304,444
Long Futures Contracts **	1,333,073	—	—	1,333,073
Total	$999,218,671	$3,988,089	$—	$1,003,206,760

TOPS Managed Risk Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$908,317,793	$—	$—	$908,317,793
Short-Term Investments	117,312,441	3,988,089	—	121,300,530
Long Futures Contracts **	1,113,668	—	—	1,113,668
Total	$1,026,743,902	$3,988,089	$—	$1,030,731,991

The Portfolios did not hold any Level 3 securities during the year ended December 31, 2017.

There were no transfers into or out of Level 1 or Level 2 during the year ended December 31, 2017.

It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation of futures contracts is reported in the above table.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2014-2016 tax returns or expected to be taken in each Portfolio’s 2017 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Managed Risk Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Managed Risk Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Managed Risk Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Asset and Liabilities as of December 31, 2017.

Managed Risk Balanced ETF Portfolio

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Unrealized Appreciation
Equity Risk	Net unrealized appreciation futures contracts	$498,090
Interest Risk	Net unrealized appreciation futures contracts	33,923
Total		$532,013

Managed Risk Growth ETF Portfolio

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Unrealized Appreciation
Equity Risk	Net unrealized appreciation futures contracts	$1,316,748
Interest Risk	Net unrealized appreciation futures contracts	16,325
Total		$1,333,073

Managed Risk Moderate Growth ETF Portfolio

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Unrealized Appreciation
Equity Risk	Net unrealized appreciation futures contracts	$1,074,419
Interest Risk	Net unrealized appreciation futures contracts	39,249
Total		$1,113,668

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Operations for the year ended December 31, 2017.

Managed Risk Balanced ETF Portfolio

			Realized and Unrealized
		Location of Gain on Derivatives recognized in	Gain on Derivatives
Derivative Investment Type	Primary Risk Exposure	income	recognized in income
Futures Contracts	Equity Risk	Net realized gain from futures transactions	$4,744,907
Futures Contracts	Equity Risk	Net change in unrealized appreciation on futures contracts	$872,165
	Interest Risk	Net change in unrealized appreciation on futures contracts	33,923
Total			$906,088

Managed Risk Growth ETF Portfolio

			Realized and Unrealized
		Location of Gain on Derivatives recognized in	Gain on Derivatives
Derivative Investment Type	Primary Risk Exposure	income	recognized in income
Futures Contracts	Equity Risk	Net realized gain from futures transactions	$12,249,878
Futures Contracts	Equity Risk	Net change in unrealized appreciation on futures contracts	$2,400,891
	Interest Risk	Net change in unrealized appreciation on futures contracts	16,325
Total			$2,417,216

Managed Risk Moderate Growth ETF Portfolio

			Realized and Unrealized
		Location of Gain on Derivatives recognized in	Gain on Derivatives
Derivative Investment Type	Primary Risk Exposure	income	recognized in income
Futures Contracts	Equity Risk	Net realized gain from futures transactions	$11,022,421
Futures Contracts	Equity Risk	Net change in unrealized appreciation on futures contracts	$1,976,837
	Interest Risk	Net change in unrealized appreciation on futures contracts	39,249
Total			$2,016,086

The notional value of the derivative instruments outstanding as of December 31, 2017 as disclosed in the Managed Risk Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Managed Risk Portfolios.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

Offsetting of Financial Assets and Derivative Assets

It is each Portfolio’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of futures contracts. During the year ended December 31, 2017, each Managed RiskPortfolio was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2017:

Managed Risk Balanced ETF Portfolio

Assets:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged	Net Amount
Futures Contracts	$532,013	(1)	$—	(1)	$532,013	$532,013	(2)	$—	$—
Total	$532,013		$—		$532,013	$532,013		$—	$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged

Managed Risk Growth ETF Portfolio

Assets:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged	Net Amount
Futures Contracts	$1,333,073	(1)	$—	(1)	$1,333,073	$1,333,073	(2)	$—	$—
Total	$1,333,073		$—		$1,333,073	$1,333,073		$—	$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

Managed Risk Moderate Growth ETF

Portfolio

Assets:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged	Net Amount
Futures Contracts	$1,113,668	(1)	$—	(1)	$1,113,668	$1,113,668	(2)	$—	$—
Total	$1,113,668		$—		$1,113,668	$1,113,668		$—	$—

(1)	Gross unrealized appreciation as presented in the Portfolio of Investments

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Managed Risk Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

As of the year ended December 31, 2017, the Managed Risk Balanced ETF Portfolio did not hold any securities out on loan.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2017:

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments Pledged	Pledged Collateral Received	Net Amount of Assets
Managed Risk Growth ETF Portfolio
Description:
Securities Loaned	$275,400	$—	$275,400	$—	$275,400	$—
Total	$275,400	$—	$275,400	$—	$275,400	$—

Managed Risk Moderate Growth ETF Portfolio
Description:
Securities Loaned	$6,800	$—	$6,800	$—	$6,800	$—
Total	$6,800	$—	$6,800	$—	$6,800	$—

The following table breaks out the holdings received as collateral as of December 31, 2017:

Securities Lending Transactions

Overnight and Continuous

Managed Risk Growth ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$275,400

Managed Risk Moderate Growth ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$6,800

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$6,058,939	$3,824,537
Balanced ETF Portfolio	8,085,608	5,063,942
Conservative ETF Portfolio	6,364,843	4,069,146
Growth ETF Portfolio	10,079,667	6,057,571
Moderate Growth ETF Portfolio	11,111,424	7,166,842
Managed Risk Balanced ETF Portfolio	161,918,318	200,203,817
Managed Risk Growth ETF Portfolio	242,868,775	334,891,959
Managed Risk Moderate Growth ETF Portfolio	263,399,598	336,291,720

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisors, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC. as the Managed Risk Portfolios’ Sub-Advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each of the Traditional Portfolio’s average daily net assets and 0.30% of each of the Managed Risk Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Managed Risk Portfolios, the Advisor not the Portfolios pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For year ended December 31, 2017, the Portfolios distributed the following in fees.

Portfolios	Advisory Fees
Aggressive Growth ETF Portfolio	$8,808
Balanced ETF Portfolio	9,948
Conservative ETF Portfolio	7,428
Growth ETF Portfolio	15,061
Moderate Growth ETF Portfolio	16,826
Managed Risk Balanced ETF Portfolio	1,844,976
Managed Risk Growth ETF Portfolio	2,907,551
Managed Risk Moderate Growth ETF Portfolio	3,032,668

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for Class 2, Class 3, Class 4, and Investor Class shares, respectively. The fee is calculated at an annual rate of 0.25%, 0.35%, 0.60%, and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the year ended December 31, 2017, the Portfolios paid the following in distribution fees under the Plan.

Portfolios	Distribution Fees
Aggressive Growth ETF Portfolio	$20,801
Balanced ETF Portfolio	17,653
Conservative ETF Portfolio	5,966
Growth ETF Portfolio	29,950
Moderate Growth ETF Portfolio	30,189
Managed Risk Balanced ETF Portfolio	1,669,365
Managed Risk Growth ETF Portfolio	2,562,658
Managed Risk Moderate Growth ETF Portfolio	2,732,536

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

In addition, certain affiliates of the Distributor provide ancillary services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees. All operating expenses are paid by GFS from the administrative service fees. For the year ended December 31, 2017, the Trustees received fees in the amount of $12,080 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. Certain Officers of the Trust are also Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from GFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of December 31, 2017, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Aggressive Growth ETF Portfolio
Pruco Life Insurance Company	61%

Balanced ETF Portfolio
Pruco Life Insurance Company	45%
Members Life Insurance Company	29%

Conservative ETF Portfolio
Members Life Insurance Company	66%

Growth ETF Portfolio
Pruco Life Insurance Company	50%

Moderate Growth ETF Portfolio
Pruco Life Insurance Company	51%

Managed Risk Balanced ETF Portfolio
Ohio National Life Insurance Company	83%

Managed Risk Growth ETF Portfolio
Ohio National Life Insurance Company	69%

Managed Risk Moderate Growth ETF Portfolio
Ohio National Life Insurance Company	81%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Portfolio distributions paid for the year ended December 31, 2017 and December 31, 2016 was as follows:

	For the year ended December 31, 2017			For the year ended December 31, 2016
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$117,129	$83,652	$200,781	$66,593	$66,484	$133,077
Balanced ETF Portfolio	151,981	96,752	248,733	81,533	57,963	139,496
Conservative ETF Portfolio	63,683	—	63,683	36,417	—	36,417
Growth ETF Portfolio	216,014	119,790	335,804	132,774	228,055	360,829
Moderate Growth ETF Portfolio	238,185	40,808	278,993	77,934	71,839	149,773
Managed Risk Balanced ETF Portfolio	9,174,211	942,416	10,116,627	7,934,715	—	7,934,715
Managed Risk Growth ETF Portfolio	15,036,517	—	15,036,517	16,132,102	—	16,132,102
Managed Risk Moderate Growth ETF Portfolio	15,955,014	—	15,955,014	15,057,767	—	15,057,767

As of December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post		Total
	Ordinary	Long-Term	Carry	October	Unrealized	Accumulated
Fund	Income	Capital Gains	Forwards	Loss	Appreciation	Earnings
Aggressive Growth ETF Portfolio	$150,652	$548,915	$—	$—	$1,336,895	$2,036,462
Balanced ETF Portfolio	217,966	307,732	—	—	691,943	1,217,641
Conservative ETF Portfolio	176,074	136,234	—	—	201,094	513,402
Growth ETF Portfolio	304,209	966,750	—	—	1,892,493	3,163,452
Moderate Growth ETF Portfolio	352,493	681,447	—	—	1,577,414	2,611,354
Managed Risk Balanced ETF Portfolio	11,984,050	26,793,550	—	—	40,040,420	78,818,020
Managed Risk Growth ETF Portfolio	14,098,215	49,464,273	—	—	124,082,492	187,644,980
Managed Risk Moderate Growth ETF Portfolio	15,583,030	45,247,206	—	—	93,241,714	154,071,950

The difference between book basis and tax basis accumulated net realized losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market treatment of 1256 futures contracts.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of ordinary income distributions, resulted in reclassifications for the following Portfolios for the year ended December 31, 2017 as follows:

	Undistributed	Undistributed
	Ordinary	Net Realized
Fund	Income (Loss)	Gains (Loss)
Aggressive Growth ETF Portfolio	$(50)	$50
Moderate Growth ETF Portfolio	(114)	114

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Variable Trust
and the Shareholders of TOPS Aggressive Growth ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Conservative ETF Portfolio, TOPS Growth ETF Portfolio, TOPS Moderate Growth ETF Portfolio, TOPS Managed Risk Balanced ETF Portfolio, TOPS Managed Risk Growth ETF Portfolio, and TOPS Managed Risk Moderate Growth ETF Portfolio

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of TOPS Aggressive Growth ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Conservative ETF Portfolio, TOPS Growth ETF Portfolio, TOPS Moderate Growth ETF Portfolio, TOPS Managed Risk Balanced ETF Portfolio, TOPS Managed Risk Growth ETF Portfolio, and TOPS Managed Risk Moderate Growth ETF Portfolio, each a series of shares of beneficial interest in Northern Lights Variable Trust (the “Portfolios”), including the portfolios of investments, as of December 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years and periods presented, and the related notes and schedules (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years and periods presented, in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Portfolios in the Northern Lights Variable Trust since 2007.

Philadelphia, Pennsylvania
February 16, 2018

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2017

The deliberation summaries below may apply to one or more portfolios that are not the subject of this annual report, but are included because they could not be meaningfully separated from the deliberations that apply to the portfolio or portfolios included in this annual report.

TOPS Portfolios (Adviser – ValMark Advisers, Inc)*

In connection with the regular meeting held on November 14-15, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisers, Inc (the “Adviser”) and the Trust, with respect to the TOPS Portfolios (the “Fund” or “Funds”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service.

The Trustees noted that the adviser, founded in 1997, currently had approximately $5.5 billion in AUM and provided investment advisory and risk management services through various portfolio management programs for high net worth and institutional clients, including insurance firms and investment companies. They reviewed the background information of the key investment personnel responsible for servicing the TOPS Portfolios. The Trustees reviewed ValMark’s investment process, which utilized historical performance, correlations and risks, as measured by return volatility and investment diversification across several asset classes. They further noted that ValMark reviewed each Fund’s asset allocations regularly and rebalanced them when necessary to ensure alignment with each Fund’s stated investment objective. After further discussion, the Trustees recognized the adviser’s longevity and experience with ETF portfolios and its reputation as a leading ETF strategist. The Trustees determined that the TOPS Portfolios benefitted from the support provided by the adviser’s strong corporate infrastructure. The Trustees concluded that ValMark should continue to provide a high level of quality service to the Funds for the benefit of shareholders and should to be retained.

Performance.

TOPS Conservative. The Trustees reviewed the Fund’s stated objective to preserve capital and provide moderate income and moderate capital appreciation, noting the Fund’s three-star Morningstar rating. The Trustees noted that the Fund’s performance varied significantly across time periods. The Trustees considered that the Fund had higher exposure to international equities than its peers, which served as a detractor over the three-year period but a benefit during the past year. After further discussion, the Trustees determined that the adviser managed the Fund consistent with its stated objectives.

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2017

TOPS Balanced. The Trustees discussed the Fund’s stated objective to provide income and capital appreciation, noting the Fund’s two-star Morningstar rating. The Trustees found that the Fund had underperformed in the one- and three-year periods, ranking in the fourth quartile of both periods. The Trustees acknowledged that the Fund was a consistent underperformer and considered the adviser’s explanation that this was a result of holding less equity securities than its peers or category during the eight-year bull market. The Trustees acknowledged that during the past year, the Fund had demonstrated consistency in volatility ranking, and was in the top decile compared to its peers and category. The Trustees considered that the adviser’s conservative approach resulted in lower returns for the Fund. After further discussion, the Trustees conceded that although the Fund could benefit from a review of its asset allocation methodology and that top line returns could improve, the adviser continued to achieve returns consistent with the Fund’s objectives.

TOPS Moderate. The Trustees discussed the Fund’s objective of capital appreciation and noted the Fund’s three-star Morningstar rating. They noted that the Fund had performed in the 64th percentile during the three-year period but in the 17th percentile in the one-year period. The Trustees acknowledged, however, that although the category comparison were somewhat lower, the Fund still showed improvement in performance across all periods. The Trustees discussed the adviser’s belief that the Fund’s slight underperformance over the five-year period was due to the Fund’s allocation to international equities that had experienced high volatility. The Trustees noted their belief that the adviser continued to be disciplined in implementing its diversification strategy, which the Trustees noted had served shareholders well.

TOPS Growth. The Trustees discussed the Fund’s objective of capital appreciation and noted the Fund’s three-star Morningstar rating. The Trustees noted marked improvement in the Fund’s comparable performance in the one-year period. The Trustees acknowledged that the Fund’s benchmark, the S&P 500, was a somewhat inaccurate comparison because the S&P 500 was composed of large cap domestic issues whereas the Fund had a fixed income allocation as well as major international and other domestic allocations. They recognized that this diversification would, at times, cause underperformance, but noted that as asset classes cycle there would be times of outperformance, as exhibited in the overall history of the Fund. The Trustees concluded that the adviser had performed well in meeting the objectives of the Fund.

TOPS Aggressive. The Trustees noted that the Fund had a two-star Morningstar rating, reflecting slight underperformance against the Fund’s category and peer in the since-inception period. The Trustees discussed the Fund’s standard deviation of 4.96%, which ranked in the 50th percentile of its peer group and 75th percentile of its category. The Trustees noted that despite this relatively high volatility, the Fund’s one-year Sharpe ratio reflected meaningful top-line returns and acknowledged a modestly lower level of volatility than its benchmark. After further discussion, the Trustees determined that the Fund’s performance in the one-year period reflected a continued improvement in performance since inception and demonstrated the adviser’s commitment to the strategy.

TOPS Risk Balanced. The Trustees discussed the Fund’s stated objective of providing income and capital appreciation with less volatility than the fixed income and equity markets as a whole, noting the Fund’s two-star Morningstar rating. The Trustees found that the Fund had performed in the 64th percentile of its peer group and the 39th percentile in its category over the last year. The Trustees acknowledged that the adviser attributed to the longer term decline in relative performance to the Fund’s lower allocation to equities. The Trustees discussed how this conservative approach may have hurt overall performance in the short term, but expressed optimism that Milliman’s risk management component would spark improved performance in the longer-term. The Trustees noted further that the Fund had

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2017

generated a modest annualized return to shareholder over the five-year period. After further discussion, the Trustees determined that the Fund was performing as would be expected given the adviser’s strategy and in line with the Fund’s stated objectives.

TOPS Risk Growth. The Trustees discussed the Fund’s significant underperformance in the one-year period, reflected in its one-star Morningstar rating. The Trustees reviewed the impact of the Fund’s hedging strategy and acknowledged that the Fund desired to exhibit less volatility than equity markets while still providing capital appreciation. To this end, the Trustees noted that the Fund had accomplished a lower standard deviation than the equity markets, but had sacrificed substantial return to do so. The Trustees stated that the Fund’s low Sharpe ratio reflected a meaningful return on risk. The Trustees noted that the adviser executed the Fund’s strategy as designed and were meeting the Fund’s objective, although better risk-adjusted returns were desirable.

TOPS Risk ETF. The Trustees discussed the Fund’s one-star Morningstar rating reflecting a fourth quartile performance in the three-year period. The Trustees noted that performance had improved in the one-year period and that the Fund ranked in the second quartile relative to its peers and its category during that period. The Trustees stated that the Fund’s Sharpe ratio reflected a significant return on risk. The Trustees acknowledged that the Fund’s past below-average performance was likely due to an over-allocation to international equity over the past five years. The Trustees noted that during a sustained market decline, the use of hedges would be more effective. The Trustees concluded that the adviser had executed the Fund’s strategy as stated for the benefit of shareholders.

TOPS Risk Flex. The Trustees discussed the Fund’s one-star Morningstar rating. The Trustees noted material improvements to the Fund’s performance relative to its peers and its category in the one-year period. The Trustees acknowledged that although the Fund underperformed its benchmark, the S&P 500, that comparison was imperfect because the S&P 500 was an unhedged, broad market indicator not directly applicable to the Fund. The Trustees acknowledged that the Fund’s hedging strategy reduced some downside risk in volatile markets, but that it had also reduced returns due to sharp rebounds in the equity markets. The Trustees noted that the adviser and sub-adviser continued to implement the Fund’s stated strategy in accordance with the Fund’s prospectus. They further concluded that the adviser should be retained for shareholders who desire this strategy.

Fees and Expenses.

TOPS Non-Risk Managed Portfolios. The Trustees reviewed the advisory fee of each of the TOPS Non-Risk Managed Portfolios and noted the adviser charged a fee of 0.10% for advisory services to each Portfolio. They considered each TOPS Non-Risk Managed Portfolio’s advisory fee and net expense ratio relative to the peer group and assigned Morningstar category noting that in each instance the Portfolio’s fee and expense ratio were significantly lower than the average of either comparison group. The Trustees concluded that the fees for the TOPS Non-Risk Managed Portfolios were very competitive and concluded that each advisory fee was not unreasonable and should continue to be attractive to shareholders.

TOPS Risk Managed Portfolios. The Trustees reviewed the advisory fee of each of the TOPS Risk Managed Portfolios noting the adviser charged a fee of 0.30% for advisory services to each Fund. They considered each TOPS Risk Managed Portfolio’s net expense ratio and advisory fee relative to the peer group and assigned Morningstar category. The Trustees noted, with the exception of TOPS Risk Flex, the expense ratios were generally lower than the average. The Trustees noted that the advisory fees were higher than the peer group average for TOPS Risk Growth and TOPS Risk Balance, but still within

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2017

range. The Trustees concluded that the adviser offered access to a strategy at a competitive fee therefore was not unreasonable.

Economies of Scale.

The Trustees noted the Funds’ competitive fees and the adviser’s assertion that breakpoints would, therefore, be unlikely in the near term. They considered, however, the adviser’s willingness to discuss the matter of economies as a Fund’s size materially increased. After further discussion, it was the consensus of the Trustees that based on the existing, competitive fees and each Fund’s current asset level, economies had not yet been reached at this time and the absence of breakpoints was reasonable. The Trustees agreed to monitor this issue and revisit this discussion as each Portfolio’s size increased significantly.

Profitability.

TOPS Non-Risk Managed Portfolios. The Trustees reviewed the profitability analysis provided by the adviser. The Trustees considered the profits realized by the adviser in connection with the operation of each Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the advisory services provided to each Fund. The Trustees observed that based on the profitability information provided by the adviser, the adviser realized a loss in connection with its relationship to the TOPS Non-Risk Managed Portfolios. After further discussion, the Trustees concluded The Trustees concluded that excessive profitability was not a concern at this time for any of the TOPS Non-Risk Managed Portfolios.

TOPS Risk Managed Portfolios. The Trustees reviewed the profitability analysis provided by the adviser. The Trustees considered the profits realized by the adviser in connection with the operation of each Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the advisory services provided to each Fund. The Trustees observed that based on the profitability information provided by the adviser, the adviser realized a profit in connection with its relationship to three Funds, TOPS Risk Balanced, TOPS Risk Growth, TOPS Risk ETF, but a loss in connection with its relationship to Tops Risk Flex. The Trustees noted that the profit of each Portfolio was modest in terms of actual dollars and percentage of revenue. After further discussion, the Trustees concluded that the adviser was not realizing an excessive profit from the advisory services provided to each the TOPS Risk Managed Portfolios.

Conclusion.

Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that renewal of the advisory agreement for each Portfolio was in the best interests of the shareholders of each TOPS Portfolio.

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2017

Milliman Financial Risk Management. - Sub-Adviser to the TOPS Portfolios

In connection with the regular meeting held on November 14-15, 2017 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Milliman Financial Risk Management and ValMark Advisers, Inc. (“Adviser”), with respect to the TOPS Risk Managed Portfolios. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service.

The Trustees noted that Milliman, established in 1998, was an independent investment advisory firm and had developed into a global leader in providing risk management services in the form of customized hedging strategies, in both advisory and sub-advisory capacities, totaling approximately $152 billion in in AUM. The Trustees reviewed the background information of the personnel responsible for sub-advising the Portfolios noting that the sub-adviser had a robust corporate infrastructure of fully integrated support areas and access to various resources and technology. The Trustees reviewed the Milliman’s role with respect to the TOPS Risk Managed Portfolios, which included applying a customized risk management overlay strategy and performing trade execution for all Portfolios based on the adviser’s instructions with certain levels of discretion as to security selection and order timing. They further noted that Milliman is responsible for the daily risk management calculations, which were based on current Portfolio exposures as well as the execution of trades to hedge the Portfolios. They noted that Milliman monitored compliance with the Funds’ investment limitations by setting each Portfolio’s trading thresholds directly into its trading and compliance systems, which produce pre- and post-trade reporting for each Portfolio. The Trustees noted that Milliman reported that it was not aware of any material compliance or litigation issues that arose since the previous sub-advisory contract renewal. After further discussion, the Trustees recognized Milliman’s global reputation as a premier provider of financial risk management services and their abundant resources dedicated to the support of those services. The Trustees acknowledged that the adviser expressed its overall satisfaction with the quality of services received from Milliman. The Trustees concluded, based upon their review, that Milliman provided a high level of quality service to the ValMark, the TOPS Risk Managed Portfolios and shareholders and should to be retained.

Performance.

The Trustees considered the overall performance of the TOPS Risk Managed Portfolios as described above, as well as the separate performance of the sub-adviser. The Trustees discussed the impact of the sub-adviser’s overlay strategy on the TOPS Risk Managed Portfolios. The Trustees acknowledged that for each Portfolio, Milliman overlays were utilized to dampen volatility. The Trustees conceded that the sub-adviser’s volatility overlay strategy had also dampened performance in certain

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2017

periods. However, in all cases, the Trustees acknowledged that Milliman’s overlays appeared to be functioning as expected within each Portfolio’s stated objective. With respect to the Non-Managed Risk Portfolios, the Trustees noted that Milliman provided execution-only services.

Fees and Expenses.

The Trustees noted that Milliman received a portion of the advisory fee, paid by the adviser, in connection with its services to each TOPS Managed Risk Portfolio. They considered that although Milliman charged a slightly lower fee, on average, to its other clients, the sub-advisory fee was generally consistent with the fees charged to its other similarly-managed, sub-advised funds. They noted the sub-adviser explained that certain other funds it managed or sub-advised had lower fees based on anticipated economies which were built into the sub-advisory fee arrangement. With respect to the Non-Managed Risk Portfolios, the Trustees agreed that the fixed fee for execution services was reasonable. After further discussion, the Trustees concluded that the sub-advisory fee charged with respect to each Portfolio was not unreasonable.

Economies of Scale.

The Trustees considered whether economies of scale had been achieved with respect to the management of the TOPS Managed Risk Portfolios. The Trustees agreed that this was an issue that should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After further discussion, it was the consensus of the Trustees that the current lack of fee breakpoints was acceptable. The Trustees agreed that the possibility of breakpoints and economies of scale would be revisited at the next annual renewal or sooner if the size of any Fund significantly increased in the interim.

Profitability.

The Trustees reviewed the profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a profit in connection with is relationship with the TOPS Risk Managed Portfolios but agreed that those profits were not excessive in terms of actual dollars or as a percentage of fees earned. The Trustees concluded that excessive profitability was not a concern at this time.

Conclusion.

Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that each sub-advisory fee was reasonable and that renewal of the agreement was in the best interests of the shareholders of each of the TOPS Risk Managed Portfolios.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)
December 31, 2017

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 through December 31, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	7-1-17	12-31-17	Period*	12-31-17	Period*
Aggressive Growth ETF Portfolio	0.20%	$1,000.00	$1,109.10	$1.06	$1,024.20	$1.02
Balanced ETF Portfolio	0.20%	$1,000.00	$1,058.20	$1.04	$1,024.20	$1.02
Conservative ETF Portfolio	0.20%	$1,000.00	$1,036.70	$1.03	$1,024.20	$1.02
Growth ETF Portfolio	0.20%	$1,000.00	$1,097.20	$1.06	$1,024.20	$1.02
Moderate Growth ETF Portfolio	0.20%	$1,000.00	$1,076.40	$1.05	$1,024.20	$1.02
Managed Risk Balanced ETF Portfolio	0.40%	$1,000.00	$1,056.50	$2.07	$1,023.19	$2.04
Managed Risk Growth ETF Portfolio	0.40%	$1,000.00	$1,095.50	$2.11	$1,023.19	$2.04
Managed Risk Moderate Growth ETF Portfolio	0.40%	$1,000.00	$1,075.40	$2.09	$1,023.19	$2.04

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2017

					Hypothetical
					(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Portfolio’s	Beginning	Account	Paid	Account	Paid
	Annualized	Account Value	Value	During	Value	During
Class 2	Expense Ratio	7-1-17	12-31-17	Period*	12-31-17	Period*
Aggressive Growth ETF Portfolio	0.45%	$1,000.00	$1,108.10	$2.39	$1,022.94	$2.29
Balanced ETF Portfolio	0.45%	$1,000.00	$1,056.80	$2.33	$1,022.94	$2.29
Conservative ETF Portfolio	0.45%	$1,000.00	$1,034.90	$2.31	$1,022.94	$2.29
Growth ETF Portfolio	0.45%	$1,000.00	$1,095.60	$2.38	$1,022.94	$2.29
Moderate Growth ETF Portfolio	0.45%	$1,000.00	$1,074.70	$2.35	$1,022.94	$2.29
Managed Risk Balanced ETF Portfolio	0.65%	$1,000.00	$1,055.00	$3.37	$1,021.93	$3.31
Managed Risk Growth ETF Portfolio	0.65%	$1,000.00	$ 1,94.00	$3.43	$1,021.93	$3.31
Managed Risk Moderate Growth ETF Portfolio	0.65%	$1,000.00	$1,073.80	$3.40	$1,021.93	$3.31

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 3	Ratio	7-1-17	12-31-17	Period *	12-31-17	Period*
Managed Risk Balanced ETF Portfolio	0.75%	$1,000.00	$1,055.20	$3.89	$1,021.42	$3.82
Managed Risk Growth ETF Portfolio	0.75%	$1,000.00	$1,092.90	$3.96	$1,021.42	$3.82
Managed Risk Moderate Growth ETF Portfolio	0.75%	$1,000.00	$1,073.60	$3.92	$1,021.42	$3.82

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 4	Ratio	7-1-17	12-31-17	Period *	12-31-17	Period*
Managed Risk Balanced ETF Portfolio	1.00%	$1,000.00	$1,053.80	$5.18	$1,020.16	$5.09
Managed Risk Growth ETF Portfolio	1.00%	$1,000.00	$1,092.80	$5.28	$1,020.16	$5.09
Managed Risk Moderate Growth ETF Portfolio	1.00%	$1,000.00	$1,072.10	$5.22	$1,020.16	$5.09

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2017

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Investor Class	Ratio	7-1-17	12-31-17	Period*	12-31-17	Period*
Aggressive Growth ETF Portfolio	0.70%	$1,000.00	$1,098.70	$3.70	$1,021.68	$3.57
Balanced ETF Portfolio	0.70%	$1,000.00	$1,051.20	$3.62	$1,021.68	$3.57
Conservative ETF Portfolio	0.70%	$1,000.00	$1,032.00	$3.59	$1,021.68	$3.57
Growth ETF Portfolio	0.70%	$1,000.00	$1,085.30	$3.68	$1,021.68	$3.57
Moderate Growth ETF Portfolio	0.70%	$1,000.00	$1,062.90	$3.64	$1,021.68	$3.57
Managed Risk Balanced ETF Portfolio	0.90%	$1,000.00	$1,049.80	$4.65	$1,020.67	$4.58
Managed Risk Growth ETF Portfolio	0.90%	$1,000.00	$1,090.60	$4.74	$1,020.67	$4.58
Managed Risk Moderate Growth ETF Portfolio	0.90%	$1,000.00	$1,068.80	$4.69	$1,020.67	$4.58

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); Schroder Global Series Trust (2012 to 02-2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions at a major investment bank including CFO-Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Prior thereto he spent 10 years at a global public accounting firm in the emergency companies and multi-national audit practices. Consultant to small and emerging businesses (since 2000).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	9	Northern Lights Fund Trust (for series not affiliated with the Fund since 2007); Northern Lights Variable Trust (since 2007); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2010)

12/31/17-NLVT-v4

TOPS® ETF Portfolios
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** Born in 1969	Trustee Since 2013***	Chief Executive Officer, Fusion IQ (since 2017); President of the Trust (2006-June 2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 – April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 – April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 – April 2017); President and Manager, Gemini Fund Services, LLC (2006 – 2012)	9	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 -2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President -Fund Administration (2012-Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2017, the Trust was comprised of 15 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his past affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Portfolios’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-572-5945.

12/31/17-NLVT-v4

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii  The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FYE 2017 - $88,000

FYE 2016 - $88,000

(b)	Audit-Related Fees

FYE 2017 - None

FYE 2016 - None

(c)	Tax Fees

FYE 2017 - $16,000

FYE 2016 - $16,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

FYE 2017 – None

FYE 2016 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2017	2016
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $88,000

2016 - $88,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/2/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/2/2018

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/2/2018